UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 656-2400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDM	Fund Overview This semi-annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Gold Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Gold Miners ETF	$26	0.50%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$244,075,384
Number of Portfolio Holdings	37
Portfolio Turnover Rate	48%

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Gold Miners ETF (Net Asset Value)	4.34%	4.91%	1.40%
Sprott Gold Miners ETF (Market Price)	4.43%	4.96%	1.40%
MSCI All Country World Index (Benchmark)	19.38%	10.76%	8.43%
Solactive Gold Miners Custom Factors Index TR^ (Benchmark)	5.20%	5.95%	2.28%

* Fund inception July 14, 2014.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

^ From SGDM’s inception to July 19, 2019, SGDM’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date SGDM has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019, and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Gold Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: SGDM

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdm-sprott-gold-miners-etf.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B102–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SGDJ	Fund Overview This semi-annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Junior Gold Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Gold Miners ETF	$26	0.50%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$110,574,940
Number of Portfolio Holdings	42
Portfolio Turnover Rate	46%

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Junior Gold Miners ETF (Net Asset Value)	16.18%	2.77%	4.32%
Sprott Junior Gold Miners ETF (Market Price)	15.07%	2.77%	4.27%
MSCI All Country World Index (Benchmark)	19.38%	10.76%	9.01%
Solactive Junior Gold Miners Custom Factors Index TR^ (Benchmark)	17.57%	3.62%	5.18%

* Fund inception March 30, 2015.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

^ From the SGDJ’s inception to July 19, 2019, SGDJ’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date SGDJ has been seeking to track the Solactive Junior Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Total Return Index.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: SGDJ

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B201–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: SETM	Fund Overview This semi-annual shareholder report contains important information about the Sprott Energy Transition Materials ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Energy Transition Materials ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Energy Transition Materials ETF	$32	0.65%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$17,975,183
Number of Portfolio Holdings	113
Portfolio Turnover Rate	17%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Energy Transition Materials ETF (Net Asset Value)	-0.85%	-10.42%
Sprott Energy Transition Materials ETF (Market Price)	-1.12%	-10.30%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Energy Transition Materials™ Index (Benchmark)	0.34%	-9.15%

* Fund inception February 1, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Energy Transition
Materials ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: SETM

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/setm-sprott-energy-transition-materials-etf/.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P402–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: LITP	Fund Overview This semi-annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Lithium Miners ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Lithium Miners ETF	$26	0.65%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$5,560,091
Number of Portfolio Holdings	45
Portfolio Turnover Rate	28%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	-56.86%	-47.97%
Sprott Lithium Miners ETF (Market Price)	-57.28%	-48.01%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Lithium Miners™ Index (Benchmark)	-57.36%	-48.23%

* Fund inception February 1, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Lithium Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: LITP

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/litp-sprott-lithium-miners-etf/.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P709–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNM	Fund Overview This semi-annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Uranium Miners ETF Principal Listing Exchange: NYSE Arca, Inc.	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Uranium Miners ETF	$38	0.76%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$1,678,546,160
Number of Portfolio Holdings	40
Portfolio Turnover Rate	6%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Uranium Miners ETF (Net Asset Value)	53.21%	38.93%
Sprott Uranium Miners ETF (Market Price)	52.06%	38.69%
MSCI All Country World Index (Benchmark)	19.38%	10.85%
North Shore Global Uranium Mining Index (Benchmark)	54.24%	40.10%

* Fund inception December 3, 2019.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Uranium Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: URNM

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnm-sprott-uranium-miners-etf.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P303–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: URNJ	Fund Overview This semi-annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Junior Uranium Miners ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Uranium Miners ETF	$41	0.80%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$332,801,662
Number of Portfolio Holdings	33
Portfolio Turnover Rate	9%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	47.51%	16.74%
Sprott Junior Uranium Miners ETF (Market Price)	44.81%	15.51%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Junior Uranium Miners™ Index (Benchmark)	47.89%	17.39%

* Fund inception February 1, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Uranium Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: URNJ

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf/.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P808–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPJ	Fund Overview This semi-annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Junior Copper Miners ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Junior Copper Miners ETF	$41	0.75%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$12,693,314
Number of Portfolio Holdings	48
Portfolio Turnover Rate	44%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	16.67%	7.25%
Sprott Junior Copper Miners ETF (Market Price)	16.01%	6.97%
MSCI All Country World Index (Benchmark)	19.38%	17.68%
Nasdaq Sprott Junior Copper Miners™ Index (Benchmark)	21.00%	9.92%

* Fund inception February 1, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Copper Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: COPJ

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copj-sprott-junior-copper-miners-etf/.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P501–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: NIKL	Fund Overview This semi-annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.

Sprott Nickel Miners ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Nickel Miners ETF	$36	0.75%

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$12,433,779
Number of Portfolio Holdings	26
Portfolio Turnover Rate	43%

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	-25.75%	-18.44%
Sprott Nickel Miners ETF (Market Price)	-26.36%	-18.73%
MSCI All Country World Index (Benchmark)	19.38%	23.38%
Nasdaq Sprott Nickel Miners™ Index (Benchmark)	-25.65%	-17.96%

* Fund inception March 21, 2023.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Nickel Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: NIKL

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/nikl-sprott-nickel-miners-etf/.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P600–SA–06302024

June 30, 2024 SEMI-ANNUAL SHAREHOLDER REPORT TICKER: COPP	Fund Overview This semi-annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of March 5, 2024 to June 30, 2024.

Sprott Copper Miners ETF Principal Listing Exchange: NASDAQ	You can find additional information about the Fund at https://sprottetfs.com/. You can also request this information by contacting us at 1.888.622.1813.

What Was the Fund’s Cost for the Last Six Months?

(based on a hypothetical $10,000 investment)

	Cost of a $10,000	Cost Paid as a Percentage of a
Fund Name	Investment	$10,000 Investment
Sprott Copper Miners ETF	$24	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Total Return Based on $10,000 Investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains distributions, if any. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of Fund shares.

Fund Statistics

Total Net Assets	$26,229,047
Number of Portfolio Holdings	54
Portfolio Turnover Rate	21%

Average Annual Total Returns

SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	26.87%
Sprott Copper Miners ETF (Market Price)	27.17%
MSCI All Country World Index (Benchmark)	6.08%
Nasdaq Sprott Copper Miners™ Index (Benchmark)	26.87%

* Fund inception March 5, 2024.

Past performance does not guarantee future results. Call 1.888.622.1813 or visit https://sprottetfs.com/ for current month-end performance.

What Did the Fund Invest In?

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Copper Miners ETF

JUNE 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: COPP

Phone: 1.888.622.1813

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copp-sprott-copper-miners-etf.

Distributor: ALPS Distributors, Inc.

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes In and Disagreements With Accountants

There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P881–SA–06302024

Sprott Gold Equity Fund Institutional Class | SGDIX Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Institutional Class	$61	1.18%

KEY FUND STATISTICS (as of June 30, 2024)
Net Assets	$831,639,779
Number of Holdings	59
Portfolio Turnover	8%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2024)

Top Sector (%)	Top Ten Issuers	(%)
	Gold Bullion	16.6%
	Invesco Treasury Portfolio	5.3%
	Agnico Eagle Mines Ltd.	4.9%
	Mount Vernon Liquid Assets
	Portfolio, LLC	4.4%
	Osisko Gold Royalties Ltd.	4.1%
	Osisko Mining, Inc.	4.0%
	SilverCrest Metals, Inc.	4.0%
	Torex Gold Resources, Inc.	3.8%
	Equinox Gold Corp.	3.7%
	OceanaGold Corp.	3.7%
Country Breakdown	(%)
Canada	53.8%
United States	31.6%
Australia	11.6%
Switzerland	2.0%
South Africa	1.6%
West Africa	1.1%
Mexico	0.8%
Bulgaria	0.7%
Turkey	0.6%
Mauritania	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 1	TSR_SAR_85208P204

Sprott Gold Equity Fund Investor Class | SGDLX Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Sprott Gold Equity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Investor Class	$77	1.47%

KEY FUND STATISTICS (as of June 30, 2024)
Net Assets	$831,639,779
Number of Holdings	59
Portfolio Turnover	8%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as a % of net assets as of June 30, 2024)

Top Sector (%)	Top Ten Issuers	(%)
	Gold Bullion	16.6%
	Invesco Treasury Portfolio	5.3%
	Agnico Eagle Mines Ltd.	4.9%
	Mount Vernon Liquid Assets
	Portfolio, LLC	4.4%
	Osisko Gold Royalties Ltd.	4.1%
	Osisko Mining, Inc.	4.0%
	SilverCrest Metals, Inc.	4.0%
	Torex Gold Resources, Inc.	3.8%
	Equinox Gold Corp.	3.7%
	OceanaGold Corp.	3.7%
Country Breakdown	(%)
Canada	53.8%
United States	31.6%
Australia	11.6%
Switzerland	2.0%
South Africa	1.6%
West Africa	1.1%
Mexico	0.8%
Bulgaria	0.7%
Turkey	0.6%
Mauritania	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 1	TSR_SAR_85208P105

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing on Form N-CSR.

Item 6. Investments.

(a)	The complete schedule of investments is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-Ended Management Investment Companies.

Financial Statements and

Other Important Information (Includes N-CSR Items 7-11)

For the Six-Month Period Ended June 30, 2024

Sprott Gold Miners ETF  (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF  (NYSE Arca: SGDJ)

Sprott Energy Transition Materials ETF  (Nasdaq: SETM)

Sprott Lithium Miners ETF  (Nasdaq: LITP)

Sprott Uranium Miners ETF  (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF  (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF  (Nasdaq: COPJ)

Sprott Nickel Miners ETF  (Nasdaq: NIKL)

Sprott Copper Miners ETF  (Nasdaq: COPP)

Sprott ETFs

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

1 | June 30, 2024

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Gold Mining (92.27%)
Agnico Eagle Mines, Ltd.(a)	353,184	$23,100,694
Alamos Gold, Inc., Class A(a)	614,991	9,647,094
Anglogold Ashanti PLC	48,208	1,211,467
B2Gold Corp.(a)	423,264	1,135,469
Barrick Gold Corp.(a)	668,669	11,153,852
Centerra Gold, Inc.	1,381,008	9,287,141
Coeur Mining, Inc.(b)	225,362	1,266,534
Dundee Precious Metals, Inc.	1,189,268	9,310,376
Eldorado Gold Corp.(a)(b)	77,662	1,147,289
Endeavour Mining PLC(a)	55,150	1,165,041
Equinox Gold Corp.(a)(b)	219,352	1,144,822
Franco-Nevada Corp.(a)	148,448	17,600,428
Gold Fields, Ltd., Sponsored ADR(a)	249,746	3,721,215
Harmony Gold Mining Co., Ltd., Sponsored ADR	126,962	1,164,242
IAMGOLD Corp.(a)(b)	269,508	1,012,588
K92 Mining, Inc.(b)	1,656,387	9,504,505
Kinross Gold Corp.(a)	1,355,830	11,288,260
Lundin Gold, Inc.	81,119	1,198,359
New Gold, Inc.(b)	479,120	945,597
Newmont Corp.	762,111	31,909,588
Novagold Resources, Inc.(a)(b)	232,251	813,188
OceanaGold Corp.	4,144,551	9,512,730
Orla Mining, Ltd.(a)(b)	2,233,980	8,573,075
Osisko Gold Royalties, Ltd.(a)	72,778	1,134,189
Osisko Mining, Inc.(a)(b)	257,066	537,414
Royal Gold, Inc.	77,026	9,640,574
Sandstorm Gold, Ltd.	208,915	1,136,163
Seabridge Gold, Inc.(a)(b)	57,946	792,069
SSR Mining, Inc.(a)	1,713,239	7,739,349
Torex Gold Resources, Inc.(b)	59,698	925,111
Triple Flag Precious Metals Corp.	598,190	9,278,602
Wesdome Gold Mines, Ltd.(a)	1,128,452	9,089,976
Wheaton Precious Metals Corp.(a)	345,664	18,123,957
Total Gold Mining		225,210,958

Silver Mining (7.55%)
Fortuna Silver Mines, Inc.(a)(b)	1,794,748	8,776,627
Pan American Silver Corp.(a)	485,885	9,656,966
Total Silver Mining		18,433,593

TOTAL COMMON STOCKS
(Cost $226,883,816)		243,644,551

2 | June 30, 2024

Sprott Gold Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.10%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $524,616)	5.25%	524,616	524,616

Investments Purchased with Collateral from Securities Loaned (5.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $14,349,489)		14,349,489	14,349,489

TOTAL SHORT TERM INVESTMENTS
(Cost $14,874,105)			$14,874,105

TOTAL INVESTMENTS (105.92%)
(Cost $241,757,921)			$258,518,656
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.92%)			(14,443,272)
NET ASSETS (100.00%)			$244,075,384

(a)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $18,139,929. The loaned securities were secured with cash collateral of $14,349,489 and non-cash collateral with the value of $4,916,232. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

See Notes to Financial Statements.

3 | June 30, 2024

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Diversified Metals & Mining (4.07%)
Bumi Resources Minerals Tbk PT(a)	504,295,000	$4,496,310

Gold Mining (91.10%)
Argonaut Gold, Inc.(a)(b)	2,094,306	658,274
Artemis Gold, Inc.(a)(b)	665,948	4,780,241
Bellevue Gold, Ltd.(a)(b)	3,925,752	4,674,668
Calibre Mining Corp.(a)(b)	3,355,351	4,414,774
Capricorn Metals, Ltd.(a)	212,023	676,084
Centamin PLC	3,461,348	5,289,945
Centerra Gold, Inc.	714,489	4,804,867
De Grey Mining, Ltd.(a)	6,568,567	4,995,341
Dundee Precious Metals, Inc.	83,025	649,975
Emerald Resources NL(a)(b)	2,059,841	4,850,629
Firefinch, Ltd.(a)(b)(c)	6,635,363	531,173
Genesis Minerals, Ltd.(a)(b)	540,422	632,703
Gold Road Resources, Ltd.	5,039,156	5,748,355
Greatland Gold PLC(a)(b)	8,201,371	725,712
Hochschild Mining PLC(a)	331,954	751,122
K92 Mining, Inc.(a)	820,996	4,710,952
Karora Resources, Inc.(a)(b)	1,352,023	5,890,177
McEwen Mining, Inc.(a)	514,131	4,719,723
New Gold, Inc.(a)	2,457,255	4,849,668
Novagold Resources, Inc.(a)	204,916	709,009
OceanaGold Corp.(b)	288,003	661,035
Orla Mining, Ltd.(a)(b)	1,106,788	4,247,386
Osisko Mining, Inc.(a)(b)	2,392,308	5,001,280
Pan African Resources PLC	2,063,388	679,467
Ramelius Resources, Ltd.	499,130	639,300
Red 5, Ltd.(a)	18,829,214	4,521,936
Regis Resources, Ltd.(a)(b)	496,678	581,489
Resolute Mining, Ltd.(a)	2,089,295	724,758
Seabridge Gold, Inc.(a)(b)	378,265	5,178,448
Skeena Resources, Ltd.(a)(b)	130,710	701,298
SSR Mining, Inc.	1,006,100	4,544,935
Torex Gold Resources, Inc.(a)(b)	43,814	678,964
Victoria Gold Corp.(a)(b)	988,164	765,655
Wesdome Gold Mines, Ltd.(b)	653,945	5,267,698
West African Resources, Ltd.(a)	680,057	730,400
Westgold Resources, Ltd.(b)	464,797	750,358
Total Gold Mining		100,737,799

Silver Mining (4.86%)
Endeavour Silver Corp.(a)(b)	193,223	679,363
Fortuna Silver Mines, Inc.(a)(b)	960,300	4,696,032
Total Silver Mining		5,375,395

TOTAL COMMON STOCKS
(Cost $109,018,670)		110,609,504

RIGHTS (0.00%)
Basic Materials (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	—

4 | June 30, 2024

Sprott Junior Gold Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

RIGHTS (0.00%) (continued)
TOTAL RIGHTS
(Cost $–)	—

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.55%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $56,873)	5.25%	56,873	$56,873

Investments Purchased with Collateral from Securities Loaned (10.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $11,612,076)		11,612,076	11,612,076

TOTAL SHORT TERM INVESTMENTS
(Cost $11,668,949)			$11,668,949

TOTAL INVESTMENTS (110.58%)
(Cost $120,687,619)			$122,278,453
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.58%)			(11,703,513)
NET ASSETS (100.00%)			$110,574,940

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $11,797,201. The loaned securities were secured with cash collateral of $11,612,076 and non-cash collateral with the value of $1,004,808. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

5 | June 30, 2024

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.38%)
Coal & Consumable Fuels (24.65%)
Alligator Energy, Ltd.(a)	503,528	$17,803
Bannerman Energy, Ltd.(a)	16,716	36,464
Boss Energy, Ltd.(a)	50,029	137,836
Cameco Corp.	17,604	866,118
CGN Mining Co., Ltd.(a)	617,700	206,452
Deep Yellow, Ltd.(a)	117,306	104,861
Denison Mines Corp.(a)	220,567	438,928
Encore Energy Corp.(a)	24,008	94,238
Energy Fuels, Inc.(a)	40,036	242,618
Fission Uranium Corp.(a)	95,578	83,837
IsoEnergy, Ltd.(a)	15,036	42,644
Lotus Resources, Ltd.(a)	188,278	42,704
NAC Kazatomprom JSC, GDR(b)	15,014	600,561
NexGen Energy, Ltd.(a)	70,258	490,401
Paladin Energy, Ltd.(a)	38,854	323,474
Peninsula Energy, Ltd.(a)	862,700	60,428
Uranium Energy Corp.(a)	93,644	562,801
Uranium Royalty Corp.(a)	13,341	30,017
Ur-Energy, Inc.(a)	34,456	48,238
Total Coal & Consumable Fuels		4,430,423

Copper Mining (21.78%)
Aeris Resources, Ltd.(a)	20,598	2,886
Amman Mineral Internasional PT(a)	505,800	339,774
Antofagasta PLC	21,355	569,589
Atalaya Mining PLC	5,606	30,755
Capstone Copper Corp.(a)	38,309	271,626
Central Asia Metals PLC	6,423	16,360
ERO Copper Corp.(a)	2,645	56,533
First Quantum Minerals, Ltd.	33,686	442,482
Freeport-McMoRan, Inc.	18,541	901,092
Jinchuan Group International Resources Co., Ltd.	135,900	14,444
KGHM Polska Miedz SA	6,456	241,119
Lundin Mining Corp.	31,182	347,138
Metals Acquisition, Ltd.(a)	3,378	46,245
Sandfire Resources, Ltd.(a)	11,615	67,643
Sociedad Minera Cerro Verde SAA	1,186	46,966
SolGold PLC(a)	57,706	6,390
Southern Copper Corp.	4,342	467,807
Taseko Mines, Ltd.(a)	18,631	45,646
Total Copper Mining		3,914,495

Diversified Metals & Mining (30.77%)
29Metals, Ltd.(c)	13,562	3,800
American Battery Technology Co.(a)	9,663	12,079
Arafura Rare Earths, Ltd.(a)	417,615	48,753
Argosy Minerals, Ltd.(a)	133,827	8,213
Atlantic Lithium, Ltd.(a)	40,015	10,420
Core Lithium, Ltd.(a)	392,847	24,372
Eramet SA	2,817	284,038
Filo Corp.(a)	3,056	56,025
Foran Mining Corp.(a)	8,283	23,734
Galan Lithium, Ltd.(a)	43,455	4,928
Global Atomic Corp.(a)	25,374	38,208

6 | June 30, 2024

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Hercules Metals Corp.(a)	35,894	$17,054
Hudbay Minerals, Inc.	17,292	156,493
IGO, Ltd.	112,382	422,830
ioneer, Ltd.(a)(c)	160,321	16,042
Ivanhoe Electric, Inc.(a)	2,559	24,003
Ivanhoe Mines, Ltd.(a)	22,235	286,867
Jupiter Mines, Ltd.	439,582	92,372
Kodal Minerals PLC(a)	1,377,231	9,923
Lake Resources NL(a)	143,371	3,826
Latin Resources, Ltd.(a)	226,451	25,681
Leo Lithium, Ltd.(a)	23,792	8,015
Lifezone Metals, Ltd.(a)	6,750	51,840
Liontown Resources, Ltd.(a)	151,543	91,490
Lithium Americas Argentina Corp.(a)	13,483	43,146
Lithium Americas Corp.(a)	17,166	46,005
Lynas Rare Earths, Ltd.(a)(c)	220,684	873,001
Merdeka Battery Materials Tbk PT(a)	3,918,200	150,746
Meteoric Resources NL(a)	395,318	40,876
Minsur SA	33,716	41,667
MMG, Ltd.	131,870	50,323
MP Materials Corp.(a)	45,310	576,796
NGEx Minerals, Ltd.(a)(c)	4,066	24,074
Nickel Industries, Ltd.	819,859	437,541
Northern Dynasty Minerals, Ltd.(a)	18,465	5,733
Panoramic Resources, Ltd.(a)(c)(d)	132,202	882
Patriot Battery Metals, Inc.(a)	54,465	20,347
Piedmont Lithium, Inc.(a)(c)	1,570	15,669
Pilbara Minerals, Ltd.(c)	387,799	794,209
Renascor Resources, Ltd.(a)(c)	419,101	24,603
Sayona Mining, Ltd.(a)(c)	1,892,303	45,445
Sigma Lithium Corp.(a)(c)	11,586	139,380
Solaris Resources, Inc.(a)	3,160	8,824
Standard Lithium, Ltd.(a)	14,616	18,270
Syrah Resources, Ltd.(a)(c)	220,717	52,270
Talga Group, Ltd.(a)(c)	62,626	24,231
Trimegah Bangun Persada Tbk PT	1,456,800	89,855
Vale Indonesia Tbk PT	688,400	177,408
Vizsla Royalties Corp.(a)(d)	11,193	—
Vizsla Silver Corp.(a)	38,774	69,405
Vulcan Energy Resources, Ltd.(a)(c)	12,497	31,346
Winsome Resources, Ltd.(a)	15,438	7,878
Total Diversified Metals & Mining		5,530,936

Environmental & Facilities Services (0.21%)
Li-Cycle Holdings Corp.(a)	5,906	38,566

Fertilizers & Agricultural Chemicals (4.13%)
Sociedad Quimica y Minera de Chile SA, ADR	18,224	742,628

Gold Mining (0.86%)
Cia de Minas Buenaventura SAA, ADR	8,681	147,143
FireFly Metals, Ltd.(a)	16,492	8,196
Total Gold Mining		155,339

7 | June 30, 2024

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
Precious Metals & Minerals Mining (1.34%)
Atlas Lithium Corp.(a)	713	$7,401
Avino Silver & Gold Mines, Ltd.(a)	21,920	19,728
SilverCrest Metals, Inc.(a)	26,130	212,960
Total Precious Metals & Minerals Mining		240,089

Silver Mining (6.03%)
Aya Gold & Silver, Inc.(a)	39,454	391,642
Endeavour Silver Corp.(a)(c)	51,367	180,812
Gatos Silver, Inc.(a)	10,377	108,336
GoGold Resources, Inc.(a)	54,187	53,076
MAG Silver Corp.(a)	16,168	188,681
New Pacific Metals Corp.(a)	15,536	23,304
Silver Mines, Ltd.(a)	248,694	25,715
Silvercorp Metals, Inc.(c)	33,240	111,686
Total Silver Mining		1,083,252

Specialty Chemicals (8.61%)
Albemarle Corp.	7,971	761,389
Arcadium Lithium PLC, Class A(a)	175,925	591,108
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	66,800	130,195
Tianqi Lithium Corp.(c)	22,900	65,688
Total Specialty Chemicals		1,548,380

TOTAL COMMON STOCKS
(Cost $18,486,838)		17,684,108

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (1.00%)
iShares MSCI India ETF(a)	3,215	$179,333

TOTAL EXCHANGE TRADED FUNDS
(Cost $159,259)		179,333

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
MMG, Ltd. (Expiring 7/5/2024), Strike Price HKD $2.62	1	—

TOTAL RIGHTS
(Cost $–)		—

WARRANTS (0.00%)
Diversified Metals & Mining (0.00%)
Vizsla Royalties Corp Warrants(d)	11,193	—

TOTAL WARRANTS
(Cost $–)		—

8 | June 30, 2024

Sprott Energy Transition Materials ETF

Schedule of Investments	June 30, 2024 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.78%)
Money Market Fund (0.35%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $63,035)	5.25%	63,035	$63,035

Investments Purchased with Collateral from Securities Loaned (6.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $1,155,002)		1,155,002	1,155,002

TOTAL SHORT TERM INVESTMENTS
(Cost $1,218,037)			$1,218,037

TOTAL INVESTMENTS (106.16%)
(Cost $19,864,134)			$19,081,478
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.16%)			(1,106,295)
NET ASSETS (100.00%)			$17,975,183

(a)	Non-income producing security.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the market value of those securities was $730,756, representing 4.07% of net assets.

(c)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,319,231. The loaned securities were secured with cash collateral of $1,155,002 and non-cash collateral with the value of $251,668. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate market value of those securities was $130,195, representing 0.72% of net assets.

See Notes to Financial Statements.

9 | June 30, 2024

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.05%)
Diversified Metals & Mining (62.18%)
American Lithium Corp.(a)	30,987	$17,214
Anson Resources, Ltd.(a)	246,108	18,060
Argosy Minerals, Ltd.(a)(b)	257,266	15,789
Arizona Lithium, Ltd.(a)	1,397,882	16,785
Atlantic Lithium, Ltd.(a)	69,389	18,069
Cleantech Lithium PLC(a)	79,065	13,992
Core Lithium, Ltd.(a)(b)	819,964	50,871
Critical Elements Lithium Corp.(a)(b)	33,136	17,682
Critical Metals Corp.(a)(b)	2,000	22,540
Delta Lithium, Ltd.(a)	119,035	21,043
E3 Lithium, Ltd.(a)	16,886	17,898
Frontier Lithium, Inc.(a)	35,578	17,164
Galan Lithium, Ltd.(a)	142,896	16,205
Global Lithium Resources, Ltd.(a)	90,590	16,317
IGO, Ltd.	147,474	554,861
ioneer, Ltd.(a)(b)	678,688	67,913
Kodal Minerals PLC(a)	2,799,052	20,168
Lake Resources NL(a)(b)	535,895	14,300
Latin Resources, Ltd.(a)	958,569	108,708
Leo Lithium, Ltd.(a)	117,442	39,564
Li-FT Power, Ltd.(a)	7,843	18,346
Liontown Resources, Ltd.(a)(b)	391,584	236,409
Lithium Americas Argentina Corp.(a)	57,068	182,618
Lithium Americas Corp.(a)	72,700	194,836
Lithium Chile, Inc.(a)	36,900	18,476
Lithium Ionic Corp.(a)	36,474	14,397
Mineral Resources, Ltd.	7,109	255,710
Patriot Battery Metals, Inc.(a)(b)	51,309	193,527
Piedmont Lithium, Inc.(a)(b)	6,634	66,207
Pilbara Minerals, Ltd.	273,688	560,511
Savannah Resources PLC(a)	486,842	24,001
Sayona Mining, Ltd.(a)(b)	4,005,249	96,188
Sigma Lithium Corp.(a)	22,143	266,380
Standard Lithium, Ltd.(a)	61,845	77,306
Surge Battery Metals, Inc.(a)	74,759	19,673
Vulcan Energy Resources, Ltd.(a)(b)	52,905	132,701
Winsome Resources, Ltd.(a)	28,737	14,665
Total Diversified Metals & Mining		3,457,094

Fertilizers & Agricultural Chemicals (10.69%)
Sociedad Quimica y Minera de Chile SA, ADR	14,580	594,135

Gold Mining (0.23%)
Brunswick Exploration, Inc.(a)	77,698	12,779

Precious Metals & Minerals (0.28%)
Atlas Lithium Corp.(a)	1,502	15,591

Specialty Chemicals (25.67%)
Albemarle Corp.	5,543	529,467
Arcadium Lithium PLC, Class A(a)	153,892	517,077
Ganfeng Lithium Group Co., Ltd.(b)(c)(d)	123,000	239,730

10 | June 30, 2024

Sprott Lithium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
Specialty Chemicals (continued)
Tianqi Lithium Corp.(b)	49,200	$141,129
Total Specialty Chemicals		1,427,403

TOTAL COMMON STOCKS
(Cost $8,388,507)		5,507,002

	Shares	Value
SHORT TERM INVESTMENTS (8.23%)
Investments Purchased with Collateral from Securities Loaned (8.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $457,705)	457,705	457,705

TOTAL SHORT TERM INVESTMENTS
(Cost $457,705)		$457,705

TOTAL INVESTMENTS (107.28%)
(Cost $8,846,212)		$5,964,707
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.28%)		(404,616)
NET ASSETS (100.00%)		$5,560,091

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $974,869. The loaned securities were secured with cash collateral of $457,705 and non-cash collateral with the value of $641,700. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate market value of those securities was $239,730, representing 4.31% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the market value of those securities was $239,730, representing 4.31% of net assets.

See Notes to Financial Statements.

11 | June 30, 2024

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (10.94%)
Sprott Physical Uranium Trust(a)(b)	9,905,213	$183,616,243

TOTAL CLOSED END FUND
(Cost $134,521,468)		183,616,243

Security Description	Shares	Value
COMMON STOCKS (87.51%)
Coal & Consumable Fuels (82.48%)
Alligator Energy, Ltd.(b)	220,349,744	7,790,729
Anfield Energy, Inc.(b)	72,256,407	4,489,452
Atha Energy Corp.(b)(c)	11,553,272	5,573,743
Aura Energy, Ltd.(b)(c)	35,969,956	3,359,368
Bannerman Energy, Ltd.(b)(c)	8,701,576	18,981,711
Baselode Energy Corp.(b)(c)	19,379,690	3,541,481
Berkeley Energia, Ltd.(b)(c)	27,386,378	6,716,081
Boss Energy, Ltd.(b)(c)	24,867,096	68,511,709
Cameco Corp.(c)	5,380,853	264,737,969
CanAlaska Uranium, Ltd.(b)(c)	10,855,895	4,364,418
CGN Mining Co., Ltd.(b)(c)	384,425,300	128,485,543
Deep Yellow, Ltd.(b)(c)	44,578,147	39,848,914
Denison Mines Corp.(b)(c)	38,807,996	77,227,912
Elevate Uranium, Ltd.(b)(c)	17,597,247	4,636,940
Encore Energy Corp.(b)(c)	9,612,253	37,730,930
Energy Fuels, Inc.(b)(c)	9,736,125	59,000,918
F3 Uranium Corp.(b)(c)	25,134,391	6,338,485
Fission Uranium Corp.(b)(c)	43,092,407	37,798,975
Forsys Metals Corp.(b)(c)	11,200,944	5,976,893
GoviEx Uranium, Inc.(b)	41,411,020	2,421,609
IsoEnergy, Ltd.(b)(c)	9,836,590	27,898,081
Laramide Resources, Ltd.(b)(c)	13,045,887	6,866,005
Lotus Resources, Ltd.(b)	104,473,203	23,695,916
Mega Uranium, Ltd.(b)	20,944,025	4,899,008
NAC Kazatomprom JSC, GDR(d)	6,184,412	247,376,480
NexGen Energy, Ltd.(b)(c)	10,884,739	75,975,478
Paladin Energy, Ltd.(b)(c)	9,526,564	79,312,301
Peninsula Energy, Ltd.(b)	139,211,980	9,751,144
Skyharbour Resources, Ltd.(b)	13,962,538	3,878,341
Toro Energy, Ltd.(b)(c)	18,580,636	4,338,287
Uranium Energy Corp.(b)	12,593,610	75,687,596
Uranium Royalty Corp.(b)(c)	4,459,110	10,104,339
Ur-Energy, Inc.(b)(c)	15,913,867	22,279,414
Western Uranium & Vanadium Corp.(b)(c)	3,540,999	4,762,573
Total Coal & Consumable Fuels		1,384,358,743

Diversified Metals & Mining (1.03%)
Global Atomic Corp.(b)(c)	11,530,192	17,362,081

Electronic Equipment & Instruments (0.19%)
Premier American Uranium, Inc.(b)(c)	2,277,855	3,163,572

12 | June 30, 2024

Sprott Uranium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (3.81%)
Yellow Cake PLC(b)(d)(e)	8,697,028	$63,984,304

TOTAL COMMON STOCKS
(Cost $1,226,578,636)		1,468,868,700

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.10%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $381,034)	5.25%	381,034	381,034

Investments Purchased with Collateral from Securities Loaned (6.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $101,983,855)		101,983,855	101,983,855

TOTAL SHORT TERM INVESTMENTS
(Cost $102,364,889)			$102,364,889

TOTAL INVESTMENTS (104.55%)
(Cost $1,463,464,993)			$1,754,849,832
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.55%)			(76,303,672)
NET ASSETS (100.00%)			$1,678,546,160

(a)	Affiliate of the Fund. See table below (Affiliated Investments).

(b)	Non-income producing security.

(c)	As of June 30, 2024, the security, or a portion of the security position is currently on loan. The total market value of securities on loan was $168,256,405. The loaned securities were secured with cash collateral of $101,983,855 and non-cash collateral with the value of $76,333,783. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the market value of those securities was $311,360,784, representing 18.55% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate market value of those securities was $63,984,304, representing 3.81% of net assets.

AFFILIATED INVESTMENTS
Security Name	Market Value as of December 31, 2023	Purchases In-Kind	Sales	Sales In-Kind	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of June 30, 2024	Share Balance as of June 30, 2024
Sprott Physical
Uranium Trust	$244,000,771	$24,404,025	$(22,837,517)	$(31,227,902)	$(44,140,804)	$13,417,670	$183,616,243	9,905,213
	$244,000,771	$24,404,025	$(22,837,517)	$(31,227,902)	$(44,140,804)	$13,417,670	$183,616,243	9,905,213

See Notes to Financial Statements.

13 | June 30, 2024

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Coal & Consumable Fuels (97.82%)
Alligator Energy, Ltd.(a)	96,630,623	$3,416,491
Anfield Energy, Inc.(a)	19,210,715	1,193,605
Atha Energy Corp.(a)(b)	5,931,704	2,861,682
Aura Energy, Ltd.(a)	12,596,015	1,176,389
Bannerman Energy, Ltd.(a)	3,499,116	7,633,009
Baselode Energy Corp.(a)	4,764,699	870,710
Berkeley Energia, Ltd.(a)	9,444,097	2,142,047
Boss Energy, Ltd.(a)	5,990,607	16,504,811
CanAlaska Uranium, Ltd.(a)	3,785,050	1,521,712
CGN Mining Co., Ltd.(a)	49,382,100	16,504,861
Deep Yellow, Ltd.(a)	17,148,765	15,329,476
Denison Mines Corp.(a)	18,306,265	36,429,467
Elevate Uranium, Ltd.(a)	7,318,783	1,928,527
Encore Energy Corp.(a)	3,898,450	15,302,567
Energy Fuels, Inc.(a)	2,670,077	16,180,667
F3 Uranium Corp.(a)	11,876,350	2,995,023
Fission Uranium Corp.(a)	18,342,344	16,089,187
Forsys Metals Corp.(a)	3,119,841	1,664,767
GoviEx Uranium, Inc.(a)	19,282,416	1,127,585
IsoEnergy, Ltd.(a)	2,878,323	8,163,366
Laramide Resources, Ltd.(a)	5,780,620	3,042,320
Lotus Resources, Ltd.(a)(b)	36,132,885	8,195,420
Mega Uranium, Ltd.(a)	9,184,815	2,148,416
NexGen Energy, Ltd.(a)(b)	6,077,007	42,417,508
Paladin Energy, Ltd.(a)	4,473,732	37,245,536
Peninsula Energy, Ltd.(a)	82,589,722	5,785,022
Skyharbour Resources, Ltd.(a)	4,558,939	1,266,326
Uranium Energy Corp.(a)	6,622,114	39,798,905
Uranium Royalty Corp.(a)	2,559,428	5,758,713
Ur-Energy, Inc.(a)	6,597,099	9,235,939
Western Uranium & Vanadium Corp.(a)	1,183,008	1,591,122
Total Coal & Consumable Fuels		325,521,176

Diversified Metals & Mining (2.20%)
Global Atomic Corp.(a)	4,868,916	7,331,579

TOTAL COMMON STOCKS
(Cost $311,285,866)		332,852,755

	Shares	Value
SHORT TERM INVESTMENTS (0.61%)
Investments Purchased with Collateral from Securities Loaned (0.61%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $2,055,977)	2,055,977	2,055,977

TOTAL SHORT TERM INVESTMENTS
(Cost $2,055,977)		$2,055,977

TOTAL INVESTMENTS (100.63%)
(Cost $313,341,843)		$334,908,732
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.63%)		(2,107,070)
NET ASSETS (100.00%)		$332,801,662

14 | June 30, 2024

Sprott Junior Uranium Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,935,625. The loaned securities were secured with cash collateral of $2,055,977 and non-cash collateral with the value of $–. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

15 | June 30, 2024

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.38%)
Copper Mining (46.27%)
Aeris Resources, Ltd.(a)	995,426	$139,450
Arizona Sonoran Copper Co., Inc.(a)	126,384	117,326
Atalaya Mining PLC	116,777	640,659
Austral Resources Australia, Ltd.(a)	65,607	7,003
Central Asia Metals PLC	226,830	577,770
China Daye Non-Ferrous Metals Mining, Ltd.(a)	9,470,000	86,101
Copper 360, Ltd.(a)	1,158,900	283,455
Cyprium Metals, Ltd.(a)	1,512,800	45,413
ERO Copper Corp.(a)	30,235	646,226
Faraday Copper Corp.(a)	303,100	179,461
Hot Chili, Ltd.(a)	218,503	135,560
Imperial Metals Corp.(a)	116,700	185,963
Jinchuan Group International Resources Co., Ltd.	4,564,000	485,094
Marimaca Copper Corp.(a)	79,693	223,691
Metals Acquisition, Ltd.(a)	43,374	593,790
Phoenix Copper, Ltd.(a)	143,700	38,601
Sandfire Resources, Ltd.(a)	103,555	603,080
SolGold PLC(a)	2,819,005	312,162
Taseko Mines, Ltd.(a)	233,362	571,737
Total Copper Mining		5,872,542

Diversified Metals & Mining (49.99%)
29Metals, Ltd.(b)	407,627	114,209
AIC Mines, Ltd.(a)	606,262	167,841
Amerigo Resources, Ltd.	199,719	226,282
Arc Minerals, Ltd.(a)	1,663,502	28,914
Asiamet Resources, Ltd.(a)	2,298,700	25,135
Caravel Minerals, Ltd.(a)	739,496	91,264
Carnaby Resources, Ltd.(a)(b)	271,094	86,806
Copper Fox Metals, Inc.(a)	403,000	85,428
Encounter Resources, Ltd.(a)	604,857	298,589
Entree Resources, Ltd.(a)	201,239	216,236
Filo Corp.(a)	34,887	639,572
Foran Mining Corp.(a)	206,563	591,884
Gruvaktiebolaget Viscaria(a)	136,090	301,737
Hillgrove Resources, Ltd.	2,434,229	108,799
Ivanhoe Electric, Inc.(a)	56,653	531,405
Los Andes Copper, Ltd.(a)	18,820	127,938
Minsur SA	502,600	621,132
New World Resources, Ltd.(a)	4,423,114	91,470
NGEx Minerals, Ltd.(a)	90,274	534,498
Northern Dynasty Minerals, Ltd.(a)	902,088	280,098
Regulus Resources, Inc.(a)	145,700	224,719
Rex Minerals, Ltd.(a)	993,897	172,387
Sierra Metals, Inc.	284,900	158,272
Solaris Resources, Inc.(a)	154,327	430,927
Trilogy Metals, Inc.(a)	235,431	119,834
Xanadu Mines, Ltd.(a)	1,907,923	70,002
Total Diversified Metals & Mining		6,345,378

16 | June 30, 2024

Sprott Junior Copper Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gold Mining (3.12%)
FireFly Metals, Ltd.(a)	797,000	$396,099

TOTAL COMMON STOCKS
(Cost $12,403,103)		12,614,019

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.12%)
Money Market Fund (0.91%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $115,521)	5.25%	115,521	115,521

Investments Purchased with Collateral from Securities Loaned (0.21%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $26,795)		26,795	26,795

TOTAL SHORT TERM INVESTMENTS
(Cost $142,316)			$142,316

TOTAL INVESTMENTS (100.50%)
(Cost $12,545,419)			$12,756,335
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.50%)			(63,021)
NET ASSETS (100.00%)			$12,693,314

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $60,904. The loaned securities were secured with cash collateral of $26,795 and non-cash collateral with the value of $38,291. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

17 | June 30, 2024

Sprott Nickel Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Diversified Metals & Mining (94.64%)
Adhi Kartiko Pratama PT(a)	4,934,400	$201,896
Ardea Resources, Ltd.(a)	682,614	229,962
Canada Nickel Co., Inc.(a)	648,925	588,185
Centaurus Metals, Ltd.(a)	1,487,866	426,798
Eramet SA	4,929	496,991
Global Ferronickel Holdings, Inc.	12,124,730	339,275
IGO, Ltd.	215,072	809,194
Lifezone Metals, Ltd.(a)	74,878	575,063
Magna Mining, Inc.(a)	484,248	254,858
Merdeka Battery Materials Tbk PT(a)	36,479,250	1,403,476
Nickel 28 Capital Corp.(a)	258,640	137,067
Nickel Asia Corp.	9,300,015	588,699
Nickel Industries, Ltd.(b)	3,821,762	2,039,593
Pam Mineral Tbk PT	12,080,640	153,452
Panoramic Resources, Ltd.(a)(b)(c)	518,456	3,459
Power Nickel, Inc.(a)	592,796	355,318
Premium Nickel Resources, Ltd.(a)	497,170	301,635
Raiden Resources, Ltd.(a)(b)	11,007,727	227,640
Sherritt International Corp.(a)	1,613,395	318,422
Talon Metals Corp.(a)	2,653,210	261,820
Trimegah Bangun Persada Tbk PT	13,523,650	834,130
Vale Indonesia Tbk PT	3,192,800	822,816
Xinjiang Xinxin Mining Industry Co., Ltd.	3,084,700	398,966
Total Diversified Metals & Mining		11,768,715

Gold Mining (3.85%)
Aneka Tambang Tbk	6,263,595	478,137

Non-Ferrous Metal (1.16%)
EV Nickel, Inc.(a)	302,620	143,783

TOTAL COMMON STOCKS
(Cost $13,555,658)		12,390,635

	Shares	Value
SHORT TERM INVESTMENTS (1.22%)
Investments Purchased with Collateral from Securities Loaned (1.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $150,892)	150,892	150,892

TOTAL SHORT TERM INVESTMENTS
(Cost $150,892)		$150,892

TOTAL INVESTMENTS (100.87%)
(Cost $13,706,550)		$12,541,527
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.87%)		(107,748)
NET ASSETS (100.00%)		$12,433,779

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $138,905. The loaned securities were secured with cash collateral of $150,892 and non-cash collateral with the value of $10,459. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

18 | June 30, 2024

Sprott Nickel Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

19 | June 30, 2024

Sprott Copper Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.76%)
Copper Mining (77.67%)
Aeris Resources, Ltd.(a)	209,606	$29,364
Amman Mineral Internasional PT(a)	3,376,000	2,267,847
Antofagasta PLC	99,328	2,649,317
Arizona Sonoran Copper Co., Inc.(a)	26,294	24,409
Atalaya Mining PLC	28,491	156,306
Capstone Copper Corp.(a)	178,393	1,264,875
Central Asia Metals PLC	57,195	145,684
China Daye Non-Ferrous Metals Mining, Ltd.(a)	1,880,000	17,093
Copper 360, Ltd.(a)	239,988	58,699
ERO Copper Corp.(a)	26,946	576,105
Faraday Copper Corp.(a)	62,888	37,235
First Quantum Minerals, Ltd.	105,509	1,385,912
Freeport-McMoRan, Inc.	127,686	6,205,541
Hot Chili, Ltd.(a)	46,045	28,566
Imperial Metals Corp.(a)	24,308	38,735
Jinchuan Group International Resources Co., Ltd.(b)	962,000	102,248
KGHM Polska Miedz SA	34,416	1,285,369
Lundin Mining Corp.	115,948	1,290,807
Marimaca Copper Corp.(a)	16,009	44,936
Metals Acquisition, Ltd.(a)	17,241	236,029
Sandfire Resources, Ltd.(a)	118,258	688,708
Sociedad Minera Cerro Verde SAA	7,337	290,545
SolGold PLC(a)	598,133	66,234
Southern Copper Corp.	11,432	1,231,684
Taseko Mines, Ltd.(a)	101,800	249,410
Total Copper Mining		20,371,658

Diversified Metals & Mining (19.77%)
29Metals, Ltd.	85,812	24,042
AIC Mines, Ltd.(a)	127,644	35,338
Amerigo Resources, Ltd.	42,220	47,835
Caravel Minerals, Ltd.(a)	155,690	19,214
Carnaby Resources, Ltd.(a)	57,934	18,551
Copper Fox Metals, Inc.(a)	83,700	17,743
Encounter Resources, Ltd.(a)	127,297	62,840
Entree Resources, Ltd.(a)(b)	41,900	45,022
Filo Corp.(a)	31,120	570,512
Foran Mining Corp.(a)	84,305	241,567
Gruvaktiebolaget Viscaria(a)	28,247	62,629
Hillgrove Resources, Ltd.	512,452	22,904
Hudbay Minerals, Inc.	137,453	1,243,950
Ivanhoe Electric, Inc.(a)	26,072	244,555
Ivanhoe Mines, Ltd.(a)	91,843	1,184,919
Minsur SA	335,800	414,994
MMG, Ltd.(b)	976,000	372,450
New World Resources, Ltd.(a)	931,228	19,258
NGEx Minerals, Ltd.(a)	41,340	244,767
Northern Dynasty Minerals, Ltd.(a)	188,448	58,513
Regulus Resources, Inc.(a)	36,512	56,314
Rex Minerals, Ltd.(a)	208,301	36,129
Sierra Metals, Inc.	59,104	32,834
Solaris Resources, Inc.(a)	31,561	88,128

20 | June 30, 2024

Sprott Copper Miners ETF

Schedule of Investments	June 30, 2024 (Unaudited)

Security Description		Shares	Value
Diversified Metals & Mining (continued)
Trilogy Metals, Inc.(a)(b)		42,028	$21,392
Total Diversified Metals & Mining			5,186,400

Gold Mining (0.32%)
FireFly Metals, Ltd.(a)		167,800	83,395

TOTAL COMMON STOCKS
(Cost $24,694,371)			25,641,453

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (0.62%)
iShares MSCI India ETF(a)		2,914	$162,543

TOTAL EXCHANGE TRADED FUNDS
(Cost $155,471)			162,543

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.26%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $36,058)	5.25%	36,058	36,058

Investments Purchased with Collateral from Securities Loaned (0.12%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%
(Cost $31,588)		31,588	31,588

TOTAL SHORT TERM INVESTMENTS
(Cost $67,646)			$67,646

TOTAL INVESTMENTS (98.64%)
(Cost $24,917,488)			$25,871,642
OTHER ASSETS IN EXCESS OF LIABILITIES (1.36%)			357,405
NET ASSETS (100.00%)			$26,229,047

(a)	Non-income producing security.

(b)	As of June 30, 2024, the security, or a portion of the security position was on loan. The total market value of securities on loan was $391,784. The loaned securities were secured with cash collateral of $31,588 and non-cash collateral with the value of $388,051. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

21 | June 30, 2024

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2024 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Energy Transition Materials ETF
ASSETS:
Unaffiliated investments, at value	$258,518,656	$122,278,453	$19,081,478
Foreign currency, at value	1,620	—	2,077
Receivable for investments sold	1,666	—	5,460
Dividends and reclaim receivable	106,118	9,808	97,084
Prepaid expenses and other assets	3,699	3,699	—
Total assets	258,631,759	122,291,960	19,186,099

LIABILITIES:
Foreign currency overdraft, at value	—	247	—
Payable to Adviser	81,177	36,246	8,796
Payable to custodian for overdraft	59,344	—	5,392
Payable for collateral upon return of securities loaned	14,349,489	11,612,076	1,155,002
Administration fees payable	5,970	3,789	—
Professional fees payable	7,097	6,409	—
Transfer agent fees payable	2,520	2,520	—
Accrued expenses and other liabilities	50,778	55,733	41,726
Total liabilities	14,556,375	11,717,020	1,210,916
NET ASSETS	$244,075,384	$110,574,940	$17,975,183

NET ASSETS CONSIST OF:
Paid-in capital	$317,297,057	$175,846,121	$19,374,964
Total distributable earnings/(accumulated loss)	(73,221,673)	(65,271,181)	(1,399,781)
NET ASSETS	$244,075,384	$110,574,940	$17,975,183

UNAFFILIATED INVESTMENTS, AT COST	$241,757,921	$120,687,619	$19,864,134
FOREIGN CURRENCY, AT COST	$1,623	$—	$2,077
FOREIGN CURRENCY OVERDRAFT, AT COST	$—	$247	$—

PRICING OF SHARES
Net Assets	$244,075,384	$110,574,940	$17,975,183
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	9,160,000	3,570,000	1,050,000
Net Asset Value, offering and redemption price per share	$26.65	$30.97	$17.12

See Notes to Financial Statements.

22 | June 30, 2024

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2024 (Unaudited)

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF	Sprott Junior Uranium Miners ETF
ASSETS:
Unaffiliated investments, at value	$5,964,707	$1,571,233,589	$334,908,732
Affiliated investments, at value	—	183,616,243	—
Foreign currency, at value	—	4,432	24
Receivable for investments sold	45,835	31,097,045	959,530
Dividends and reclaim receivable	28,558	16,035,209	19,922
Total assets	6,039,100	1,801,986,518	335,888,208

LIABILITIES:
Payable for investments purchased	—	20,380,388	60,231
Payable for shares redeemed	—	—	484,422
Payable to Adviser	3,317	1,076,115	235,965
Payable to custodian for overdraft	17,987	—	249,951
Payable for collateral upon return of securities loaned	457,705	101,983,855	2,055,977
Total liabilities	479,009	123,440,358	3,086,546
NET ASSETS	$5,560,091	$1,678,546,160	$332,801,662

NET ASSETS CONSIST OF:
Paid-in capital	$10,005,961	$1,424,452,121	$322,585,311
Total distributable earnings/(accumulated loss)	(4,445,870)	254,094,039	10,216,351
NET ASSETS	$5,560,091	$1,678,546,160	$332,801,662

UNAFFILIATED INVESTMENTS, AT COST	$8,846,212	$1,328,943,525	$313,341,843
AFFILIATED INVESTMENTS, AT COST	$—	$134,521,468	$—
FOREIGN CURRENCY, AT COST	$—	$4,488	$24

PRICING OF SHARES
Net Assets	$5,560,091	$1,678,546,160	$332,801,662
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	710,000	33,785,000	13,740,000
Net Asset Value, offering and redemption price per share	$7.83	$49.68	$24.22

See Notes to Financial Statements.

23 | June 30, 2024

Sprott ETFs

Statements of Assets and Liabilities	June 30, 2024 (Unaudited)

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF	Sprott Copper Miners ETF
ASSETS:
Unaffiliated investments, at value	$12,756,335	$12,541,527	$25,871,642
Cash	—	—	1,833
Foreign currency, at value	—	18,910	10
Receivable for investments sold	—	74,800	390,482
Dividends and reclaim receivable	5,035	26,558	11,446
Total assets	12,761,370	12,661,795	26,275,413

LIABILITIES:
Foreign currency overdraft, at value	30	—	—
Payable for investments purchased	33,085	12,606	—
Payable to Adviser	7,780	9,325	14,778
Payable to custodian for overdraft	366	55,193	—
Payable for collateral upon return of securities loaned	26,795	150,892	31,588
Total liabilities	68,056	228,016	46,366
NET ASSETS	$12,693,314	$12,433,779	$26,229,047

NET ASSETS CONSIST OF:
Paid-in capital	$12,145,201	$14,159,724	$24,973,712
Total distributable earnings/(accumulated loss)	548,113	(1,725,945)	1,255,335
NET ASSETS	$12,693,314	$12,433,779	$26,229,047

UNAFFILIATED INVESTMENTS, AT COST	$12,545,419	$13,706,550	$24,917,488
FOREIGN CURRENCY, AT COST	$—	$18,888	$10
FOREIGN CURRENCY OVERDRAFT, AT COST	$30	$—	$—

PRICING OF SHARES
Net Assets	$12,693,314	$12,433,779	$26,229,047
Shares of beneficial interest outstanding (unlimited number of shares authorized,
par value $0.01 per share)	580,000	940,000	1,050,000
Net Asset Value, offering and redemption price per share	$21.89	$13.23	$24.98

See Notes to Financial Statements.

24 | June 30, 2024

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2024 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Energy Transition Materials ETF
INVESTMENT INCOME:
Dividends	$2,116,657	$202,269	$100,984
Securities lending income - net of fees (See Note 5)	23,828	56,718	9,978
Foreign withholding tax	(233,356)	(12,378)	(54)
Total investment income	1,907,129	246,609	110,908

EXPENSES:
Investment adviser fees (See Note 6)	395,554	189,484	42,987
Administration fees	49,324	24,083	—
Legal fees	12,764	6,074	—
Audit fees	9,950	9,950	—
Trustee fees	9,731	4,427	—
Compliance fees	5,323	2,500	—
Transfer agent fees	4,770	4,770	—
Other fees and expenses	31,678	20,231	—
Total expenses before recoupment/(waiver)/(reimbursement)	519,094	261,519	42,987
Expense recoupment/(waiver)/(reimbursement) by investment adviser (See Note 6)	46,413	9,351	—
Net expense	565,507	270,870	42,987
NET INVESTMENT INCOME/(LOSS)	1,341,622	(24,261)	67,921

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	6,586,731 (a)	10,288,278 (a)	(207,732	)(a)
Net realized gain/(loss) on foreign currency transactions	(50,578)	(118,086)	(131)
Net realized gain/(loss)	6,536,153	10,170,192	(207,863)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	5,900,400	(5,209,317)	(763,248)
Net change in unrealized appreciation/(depreciation) on translation of assets and
liabilities denominated in foreign currencies	112	(36)	5
Net change in unrealized appreciation/(depreciation)	5,900,512	(5,209,353)	(763,243)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	12,436,665	4,960,839	(971,106)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,778,287	$4,936,578	$(903,185)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

25 | June 30, 2024

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2024 (Unaudited)

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
INVESTMENT INCOME:
Dividends	$40,027	$15,947,969		$4,826
Securities lending income - net of fees (See Note 5)	21,258	955,590		79,087
Foreign withholding tax	3,625	—		—
Total investment income	64,910	16,903,559		83,913

EXPENSES:
Investment adviser fees (See Note 6)	18,498	6,633,273		1,321,470
Total expenses	18,498	6,633,273		1,321,470
NET INVESTMENT INCOME/(LOSS)	46,412	10,270,286		(1,237,557)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	(1,076,868)	98,538,571	(a)	2,134,476 (a)
Net realized gain/(loss) on affiliated investments	—	(13,417,670	)(a)	—
Net realized gain/(loss) on foreign currency transactions	226	(39,036)		23,697
Net realized gain/(loss)	(1,076,642)	85,081,865		2,158,173
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(1,368,000)	(12,007,136)		(9,213,437)
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	(44,140,804)		—
Net change in unrealized appreciation/(depreciation) on translation of assets and
liabilities denominated in foreign currencies	11	(172)		16
Net change in unrealized appreciation/(depreciation)	(1,367,989)	(56,148,112)		(9,213,421)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,444,631)	28,933,753		(7,055,248)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,398,219)	$39,204,039		$(8,292,805)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

26 | June 30, 2024

Sprott ETFs

Statements of Operations	For the Period Ended June 30, 2024 (Unaudited)

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF		Sprott Copper Miners ETF(a)
INVESTMENT INCOME:
Dividends	$24,478	$105,340		$76,692
Securities lending income - net of fees (See Note 5)	13,071	505		626
Foreign withholding tax	(957)	(12,322)		(4,423)
Total investment income	36,592	93,523		72,895

EXPENSES:
Investment adviser fees (See Note 6)	29,857	24,231		41,574
Total expenses	29,857	24,231		41,574
NET INVESTMENT INCOME/(LOSS)	6,735	69,292		31,321

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	525,164 (b)	(387,714	)(b)	278,761 (b)
Net realized gain/(loss) on foreign currency transactions	(1,490)	502		(8,873)
Net realized gain/(loss)	523,674	(387,212)		269,888
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	253,982	(869,012)		954,154
Net change in unrealized appreciation/(depreciation) on translation of assets and
liabilities denominated in foreign currencies	(23)	(55)		(28)
Net change in unrealized appreciation/(depreciation)	253,959	(869,067)		954,126
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	777,633	(1,256,279)		1,224,014
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$784,368	$(1,186,987)		$1,255,335

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 8).

See Notes to Financial Statements.

27 | June 30, 2024

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income/(loss)	$1,341,622	$3,159,050	$(24,261)	$(19,478)
Net realized gain/(loss)	6,536,153	328,111	10,170,192	(7,502,461)
Net change in unrealized appreciation/(depreciation)	5,900,512	1,626,809	(5,209,353)	14,753,941
Net increase/(decrease) in net assets resulting from operations	13,778,287	5,113,970	4,936,578	7,232,002

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(3,155,482)	—	(4,642,444)
Total distributions	—	(3,155,482)	—	(4,642,444)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,660,657	33,101,718	1,687,490	8,712,381
Cost of shares redeemed	(6,685,760)	(36,169,764)	(2,918,595)	(6,802,463)
Net increase/(decrease) from capital share transactions	(2,025,103)	(3,068,046)	(1,231,105)	1,909,918
Net increase/(decrease) in net assets	11,753,184	(1,109,558)	3,705,473	4,499,476

NET ASSETS:
Beginning of period	232,322,200	233,431,758	106,869,467	102,369,991
End of period	$244,075,384	$232,322,200	$110,574,940	$106,869,467

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	9,280,000	9,450,000	3,630,000	3,550,000
Shares sold	170,000	1,250,000	50,000	290,000
Shares redeemed	(290,000)	(1,420,000)	(110,000)	(210,000)
Shares outstanding, end of period	9,160,000	9,280,000	3,570,000	3,630,000

See Notes to Financial Statements.

28 | June 30, 2024

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Energy Transition Materials ETF		Sprott Lithium Miners ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period February 1, 2023 to December 31, 2023(a)	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period February 1, 2023 to December 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$67,921	$93,679	$46,412	$75,337
Net realized gain/(loss)	(207,863)	69,194	(1,076,642)	3,714
Net change in unrealized appreciation/(depreciation)	(763,243)	(19,408)	(1,367,989)	(1,513,509)
Net increase/(decrease) in net assets resulting from operations	(903,185)	143,465	(2,398,219)	(1,434,458)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(323,891)	—	(126,824)
Total distributions	—	(323,891)	—	(126,824)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,423,388	16,667,751	3,287,311	8,858,526
Cost of shares redeemed	(974,194)	(3,058,151)	—	(2,626,245)
Net increase/(decrease) from capital share transactions	5,449,194	13,609,600	3,287,311	6,232,281
Net increase/(decrease) in net assets	4,546,009	13,429,174	889,092	4,670,999

NET ASSETS:
Beginning of period	13,429,174	—	4,670,999	—
End of period	$17,975,183	$13,429,174	$5,560,091	$4,670,999

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	760,000	—	370,000	—
Shares sold	350,000	940,002	340,000	510,002
Shares redeemed	(60,000)	(180,002)	—	(140,002)
Shares outstanding, end of period	1,050,000	760,000	710,000	370,000

(a)	The Sprott Energy Transition Materials ETF commenced operations on February 1, 2023.

(b)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.

See Notes to Financial Statements.

29 | June 30, 2024

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period February 1, 2023 to December 31, 2023(a)
OPERATIONS:
Net investment income/(loss)	$10,270,286	$369,690	$(1,237,557)	$(433,534)
Net realized gain/(loss)	85,081,865	1,529,416	2,158,173	(4,402,208)
Net change in unrealized appreciation/(depreciation)	(56,148,112)	517,141,955	(9,213,421)	30,780,310
Net increase/(decrease) in net assets resulting from operations	39,204,039	519,041,061	(8,292,805)	25,944,568

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(58,473,309)	—	(7,435,412)
Total distributions	—	(58,473,309)	—	(7,435,412)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	187,773,570	478,436,405	150,015,992	179,495,388
Cost of shares redeemed	(226,329,583)	(87,574,305)	(6,926,029)	(40)
Net increase/(decrease) from capital share transactions	(38,556,013)	390,862,100	143,089,963	179,495,348
Net increase/(decrease) in net assets	648,026	851,429,852	134,797,158	198,004,504

NET ASSETS:
Beginning of period	1,677,898,134	826,468,282	198,004,504	—
End of period	$1,678,546,160	$1,677,898,134	$332,801,662	$198,004,504

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	34,905,000	25,975,000	8,470,000	—
Shares sold	3,480,000	11,240,000	5,560,000	8,470,002
Shares redeemed	(4,600,000)	(2,310,000)	(290,000)	(2)
Shares outstanding, end of period	33,785,000	34,905,000	13,740,000	8,470,000

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.

See Notes to Financial Statements.

30 | June 30, 2024

Sprott ETFs

Statements of Changes in Net Assets

	Sprott Junior Copper Miners ETF		Sprott Nickel Miners ETF
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period February 1, 2023 to December 31, 2023(a)	For the Six Months Ended June 30, 2024 (Unaudited)	For the Period March 21, 2023 to December 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$6,735	$17,108	$69,292	$30,868
Net realized gain/(loss)	523,674	(105,486)	(387,212)	(24,745)
Net change in unrealized appreciation/(depreciation)	253,959	(43,066)	(869,067)	(296,008)
Net increase/(decrease) in net assets resulting from operations	784,368	(131,444)	(1,186,987)	(289,885)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	—	(104,811)	—	(249,073)
Total distributions	—	(104,811)	—	(249,073)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,973,906	5,023,640	15,690,125	2,078,641
Cost of shares redeemed	(2,852,305)	(40)	(3,609,022)	(20)
Net increase/(decrease) from capital share transactions	7,121,601	5,023,600	12,081,103	2,078,621
Net increase/(decrease) in net assets	7,905,969	4,787,345	10,894,116	1,539,663

NET ASSETS:
Beginning of period	4,787,345	—	1,539,663	—
End of period	$12,693,314	$4,787,345	$12,433,779	$1,539,663

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	260,000	—	110,000	—
Shares sold	450,000	260,002	1,100,000	110,001
Shares redeemed	(130,000)	(2)	(270,000)	(1)
Shares outstanding, end of period	580,000	260,000	940,000	110,000

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.

(b)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

See Notes to Financial Statements.

31 | June 30, 2024

Sprott ETFs

Statements of Changes in Net Assets

Sprott Copper Miners ETF
For the Period March 5, 2024 to June 30, 2024 (Unaudited)(a)
OPERATIONS:
Net investment income/(loss)	$31,321
Net realized gain/(loss)	269,888
Net change in unrealized appreciation/(depreciation)	954,126
Net increase/(decrease) in net assets resulting from operations	1,255,335

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,491,407
Cost of shares redeemed	(1,517,695)
Net increase/(decrease) from capital share transactions	24,973,712
Net increase/(decrease) in net assets	26,229,047

NET ASSETS:
Beginning of period	—
End of period	$26,229,047

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	—
Shares sold	1,110,001
Shares redeemed	(60,001)
Shares outstanding, end of period	1,050,000

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

See Notes to Financial Statements.

32 | June 30, 2024

Sprott Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$25.03		$24.70	$27.28	$30.50	$29.57		$23.37	$15.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.15		0.34	0.37	0.33	0.03		0.07	0.02
Net realized and unrealized gain/(loss)	1.47		0.34	(2.60)	(3.19)	0.99		6.19	8.18
Total from investment operations	1.62		0.68	(2.23)	(2.86)	1.02		6.26	8.20

DISTRIBUTIONS:
From net investment income	—		(0.35)	(0.35)	(0.36)	(0.09)		(0.06)	(0.09)
Total distributions	—		(0.35)	(0.35)	(0.36)	(0.09)		(0.06)	(0.09)

Net increase/(decrease) in net asset value	1.62		0.33	(2.58)	(3.22)	0.93		6.20	8.11
NET ASSET VALUE, END OF PERIOD	$26.65		$25.03	$24.70	$27.28	$30.50		$29.57	$23.37
TOTAL RETURN(c)	6.47%		2.72%	(8.18)%	(9.33)%	3.46%		26.85%	53.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$244,075		$232,322	$233,432	$231,914	$259,234		$251,376	$177,647

Ratio of expenses including
waiver/reimbursement/recoupment
to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)	0.50%	0.54	%(e)
Ratio of expenses excluding
waiver/reimbursement/recoupment
to average net assets	0.46	%(d)	0.49%	0.51%	0.49%	0.58	%(d)	0.52%	0.57%
Ratio of net investment income/(loss)
to average net assets	1.19	%(d)	1.30%	1.43%	1.18%	1.28	%(d)	0.24%	0.09%
Portfolio turnover rate(f)	48%		58%	73%	66%	0%		95%	112%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Prior to July 19, 2019, ALPS Advisors, Inc., the prior unaffiliated adviser, paid certain Fund expenses via a unitary fee arrangement; no fees or expenses were waived.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

33 | June 30, 2024

Sprott Junior Gold Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$29.44		$28.84	$40.70	$49.30	$45.27		$30.28	$21.63

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.01)		(0.01)	0.19	0.42	(0.00	)(c)	(0.04)	0.06
Net realized and unrealized gain/(loss)	1.54		1.95	(11.34)	(8.12)	5.00		15.25	8.59
Total from investment operations	1.53		1.94	(11.15)	(7.70)	5.00		15.21	8.65

DISTRIBUTIONS:
From net investment income	—		(1.34)	(0.71)	(0.90)	(0.97)		(0.22)	—
Total distributions	—		(1.34)	(0.71)	(0.90)	(0.97)		(0.22)	—

Net increase/(decrease) in net asset value	1.53		0.60	(11.86)	(8.60)	4.03		14.99	8.65
NET ASSET VALUE, END OF PERIOD	$30.97		$29.44	$28.84	$40.70	$49.30		$45.27	$30.28
TOTAL RETURN(d)	5.20%		6.69%	(27.40)%	(15.56)%	11.11%		50.56%	39.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$110,575		$106,869	$102,370	$124,127	$123,258		$106,383	$52,994

Ratio of expenses including
waiver/reimbursement/recoupment
to average net assets	0.50	%(e)	0.50%	0.50%	0.50%	0.50	%(e)	0.50%	0.54	%(f)
Ratio of expenses excluding
waiver/reimbursement/recoupment
to average net assets	0.48	%(e)	0.53%	0.67%	0.61%	0.75	%(e)	0.76%	0.71%
Ratio of net investment income/(loss)
to average net assets	(0.04	)%(e)	(0.02)%	0.59%	0.96%	(0.07	)%(e)	(0.10)%	0.22%
Portfolio turnover rate(g)	46%		70%	100%	66%	0%		157%	127%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.

(b)	Based on average shares outstanding during the period.

(c)	Less than $0.005 per share.

(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Prior to July 19, 2019, ALPS Advisors, Inc., the prior unaffiliated adviser, paid certain Fund expenses via a unitary fee arrangement; no fees or expenses were waived.

(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

34 | June 30, 2024

Sprott Energy Transition Materials ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.67		$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.09		0.19
Net realized and unrealized gain/(loss)	(0.64)		(2.57)
Total from investment operations	(0.55)		(2.38)

DISTRIBUTIONS:
From net investment income	—		(0.43)
From net realized gains	—		(0.01)
Total distributions	—		(0.44)

Net increase/(decrease) in net asset value	(0.55)		(2.82)
NET ASSET VALUE, END OF PERIOD	$17.12		$17.67
TOTAL RETURN(c)	(3.11)%		(11.60)%

Net assets, end of period (000s)	$17,975		$13,429

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	1.03	%(d)	1.22	%(d)
Portfolio turnover rate(e)	17%		33%

(a)	The Sprott Energy Transition Materials ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

35 | June 30, 2024

Sprott Lithium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.62		$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.08		0.28
Net realized and unrealized gain/(loss)	(4.87)		(7.52)
Total from investment operations	(4.79)		(7.24)

DISTRIBUTIONS:
From net investment income	—		(0.35)
Total distributions	—		(0.35)

Net increase/(decrease) in net asset value	(4.79)		(7.59)
NET ASSET VALUE, END OF PERIOD	$7.83		$12.62
TOTAL RETURN(c)	(37.96)%		(35.77)%

Net assets, end of period (000s)	$5,560		$4,671

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	1.64	%(d)	2.00	%(d)
Portfolio turnover rate(e)	28%		59%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36 | June 30, 2024

Sprott Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Year Ended December 31, 2023	For the Period September 1, 2022 to December 31, 2022 (a)		For the Year Ended August 31, 2022 (b)	For the Year Ended August 31, 2021 (b)(c)	For the Period December 3, 2019 to August 31, 2020 (b)(c)(d)
NET ASSET VALUE, BEGINNING OF PERIOD	$48.07		$31.82	$38.94		$31.07	$16.69	$12.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(e)	0.30		0.01	(0.07)		0.15	0.23	0.08
Net realized and unrealized gain/(loss)	1.31		17.99	(7.05)		10.12	14.71	4.11
Total from investment operations	1.61		18.00	(7.12)		10.27	14.94	4.19

DISTRIBUTIONS:
From net investment income	—		(1.75)	—		(2.42)	(0.56)	—
Total distributions	—		(1.75)	—		(2.42)	(0.56)	—
Redemptions fees	—		—	—		0.02	—	—

Net increase/(decrease) in net asset value	1.61		16.25	(7.12)		7.87	14.38	4.19
NET ASSET VALUE, END OF PERIOD	$49.68		$48.07	$31.82		$38.94	$31.07	$16.69
TOTAL RETURN(f)	3.35%		56.59%	(18.28)%		33.42%	91.13%	33.48%

Net assets, end of period (000s)	$1,678,546		$1,677,898	$826,468		$1,037,584	$355,776	$14,184

Ratio of expenses to average net assets	0.76	%(g)(h)	0.81%	0.83	%(g)	0.83%	0.85%	0.85	%(g)
Ratio of net investment income/(loss)
to average net assets	1.18	%(g)	0.03%	(0.58	)%(g)	0.40%	0.81%	0.74	%(g)
Portfolio turnover rate(i)	6%		10%	17%		19%	26%	28%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.

(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split (See Note 1).

(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.

(d)	The Sprott Uranium Miners ETF commenced operations on December 3, 2019.

(e)	Based on average shares outstanding during the period.

(f)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(g)	Annualized.

(h)	Effective April 1, 2024, the fund reduced the advisory fee to 0.75% (See Note 6).

(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

37 | June 30, 2024

Sprott Junior Uranium Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.38		$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.10)		(0.13)
Net realized and unrealized gain/(loss)	0.94		4.20
Total from investment operations	0.84		4.07

DISTRIBUTIONS:
From net investment income	—		(0.95)
Total distributions	—		(0.95)

Net increase/(decrease) in net asset value	0.84		3.12
NET ASSET VALUE, END OF PERIOD	$24.22		$23.38
TOTAL RETURN(c)	3.59%		20.05%

Net assets, end of period (000s)	$332,802		$198,005

Ratio of expenses to average net assets	0.80	%(d)	0.80	%(d)
Ratio of net investment income/(loss) to average net assets	(0.75	)%(d)	(0.68	)%(d)
Portfolio turnover rate(e)	9%		62%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

38 | June 30, 2024

Sprott Junior Copper Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period February 1, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.41		$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.02		0.11
Net realized and unrealized gain/(loss)	3.46		(1.57)
Total from investment operations	3.48		(1.46)

DISTRIBUTIONS:
From net investment income	—		(0.46)
Total distributions	—		(0.46)

Net increase/(decrease) in net asset value	3.48		(1.92)
NET ASSET VALUE, END OF PERIOD	$21.89		$18.41
TOTAL RETURN(c)	18.90%		(7.18)%

Net assets, end of period (000s)	$12,693		$4,787

Ratio of expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	0.17	%(d)	0.65	%(d)
Portfolio turnover rate(e)	44%		36%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

39 | June 30, 2024

Sprott Nickel Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Six Months Ended June 30, 2024 (Unaudited)		For the Period March 21, 2023 to December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.00		$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.15		0.39
Net realized and unrealized gain/(loss)	(0.92)		(4.32)
Total from investment operations	(0.77)		(3.93)

DISTRIBUTIONS:
From net investment income	—		(2.68)
From net realized gains	—		(0.08)
Total distributions	—		(2.76)

Net increase/(decrease) in net asset value	(0.77)		(6.69)
NET ASSET VALUE, END OF PERIOD	$13.23		$14.00
TOTAL RETURN(c)	(5.50)%		(18.43)%

Net assets, end of period (000s)	$12,434		$1,540

Ratio of expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	2.14	%(d)	2.55	%(d)
Portfolio turnover rate(e)	43%		55%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

40 | June 30, 2024

Sprott Copper Miners ETF

Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period March 5, 2024 to June 30, 2024 (Unaudited)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.04
Net realized and unrealized gain/(loss)	5.25
Total from investment operations	5.29

Net increase/(decrease) in net asset value	5.29
NET ASSET VALUE, END OF PERIOD	$24.98
TOTAL RETURN(c)	26.87%

Net assets, end of period (000s)	$26,229

Ratio of expenses to average net assets	0.65	%(d)
Ratio of net investment income/(loss) to average net assets	0.49	%(d)
Portfolio turnover rate(e)	21%

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.

(b)	Based on average shares outstanding during the period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

41 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2024, the Trust consisted of ten separate portfolios that each represents a separate series of the Trust for which financial statements of nine are presented in this report. The Sprott Gold ETFs are comprised of Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF which reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor fund. Each of these predecessor funds was a separate series of another investment company. The Sprott Energy Transition ETFs are comprised of Sprott Energy Transition Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Copper Miners ETF. Sprott Uranium Miners ETF was reorganized effective as of the close of business on April 22, 2022 from its predecessor fund. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). The Funds are non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Board authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund have been adjusted to reflect the forward share split.

On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser to each Fund (with the exception of Sprott Copper Miners ETF, which began operations on March 5, 2024) and continues to serve in such capacity for each Fund. Prior to July 1, 2023, Sprott Asset Management LP served as investment adviser to the Funds. ALPS Advisors, Inc. serves as sub-adviser to each Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Funds’ investments generally are valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Adviser of the Funds as the valuation designee for the Funds. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for fair valued investments, the Valuation Committee seeks to determine the price that a Fund

42 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

B. Fair Value Hierarchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

43 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at June 30, 2024:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$243,644,551	$—	$—	$243,644,551
Short Term Investments	14,874,105	—	—	14,874,105
Total	$258,518,656	$—	$—	$258,518,656

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$110,078,331	$—	$531,173	$110,609,504
Rights*	—	—	0	0
Short Term Investments	11,668,949	—	—	11,668,949
Total	$121,747,280	$—	$531,173	$122,278,453

Sprott Energy Transition Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,675,211	$8,015	$882	$17,684,108
Exchange Traded Funds*	179,333	—	—	179,333
Rights*	0	—	—	0
Warrants*	—	—	0	0
Short Term Investments	1,218,037	—	—	1,218,037
Total	$19,072,581	$8,015	$882	$19,081,478

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,467,438	$39,564	$—	$5,507,002
Short Term Investments	457,705	—	—	457,705
Total	$5,925,143	$39,564	$—	$5,964,707

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,468,868,700	$—	$—	$1,468,868,700
Closed End Fund*	183,616,243	—	—	183,616,243
Short Term Investments	102,364,889	—	—	102,364,889
Total	$1,754,849,832	$—	$—	$1,754,849,832

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$332,852,755	$—	$—	$332,852,755
Short Term Investments	2,055,977	—	—	2,055,977
Total	$334,908,732	$—	$—	$334,908,732

Sprott Junior Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,607,016	$7,003	$—	$12,614,019
Short Term Investments	142,316	—	—	142,316
Total	$12,749,332	$7,003	$—	$12,756,335

Sprott Nickel Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,250,109	$137,067	$3,459	$12,390,635
Short Term Investments	150,892	—	—	150,892
Total	$12,401,001	$137,067	$3,459	$12,541,527

44 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

Sprott Copper Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,641,453	$—	$—	$25,641,453
Exchange Traded Funds*	162,543	—	—	162,543
Short Term Investments	67,646	—	—	67,646
Total	$25,871,642	$—	$—	$25,871,642

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2024:

Sprott Junior Gold Miners ETF	Common Stock
Balance as of December 31, 2023	$542,600
Realized Gain/Loss	—
Change in Unrealized Appreciation/(Depreciation)	(11,427)
Purchases	—
Sales	—
Transfers into/(out of) Level 3	—
Balance as of June 30, 2024	$531,173

Sprott Energy Transition Materials ETF	Common Stock
Balance as of December 31, 2023	$—
Realized Gain/Loss	—
Change in Unrealized Appreciation/(Depreciation)	21
Purchases	—
Sales	—
Transfers into/(out of) Level 3*	861
Balance as of June 30, 2024	$882

Sprott Nickel Miners ETF	Common Stock
Balance as of December 31, 2023	$—
Change in Unrealized Appreciation/(Depreciation)	80
Realized Gain/Loss	—
Purchases	—
Sales	—
Transfers into/(out of) Level 3*	3,379
Balance as of June 30, 2024	$3,459

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

45 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within level 3 as of June 30, 2024.

Asset Category	Fair Value at June 30, 2024	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$531,173	Asset Approach	Estimated Recovery	$0.08	Increase
			Proceeds
Basic Materials	$0	Asset Approach	Estimated Recovery	$0.00	Increase
			Proceeds
Sprott Energy Transition Materials ETF
Diversified Metals & Mining	$882	Asset Approach	Estimated Recovery	$0-0.01	Increase
			Proceeds

Sprott Nickel Miners ETF
Diversified Metals & Mining	$3,459	Asset Approach	Estimated Recovery	$0.01	Increase
			Proceeds

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statement of Operations, when applicable.

3. PRINCIPAL RISKS

A. Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

B. Commodity Exposure Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

46 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

C. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

D. Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by a Fund, the Adviser or Sub-Adviser, a Fund’s other service providers (including, but not limited to, a Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and a Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of a Fund’s, the Adviser, the Sub-Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact a Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of a Fund, the Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

E. Depositary Receipt Risk

A Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Fund.

F. Early Close/Trading Halt Risk

An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

G. Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

47 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

H. Energy Transition Materials Risk

Production and cost estimates of companies mining energy transition materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

I. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

J. Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

K. Fluctuation of Net Asset Value

The NAV of a Fund’s shares will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the NYSE Arca. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of each Fund’s respective Underlying Index trading individually or in the aggregate at any point in time.

L. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

M. Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

N. Geographic Concentration Risk

To the extent a Fund’s Underlying Index and that Fund are significantly comprised of securities of issuers from a single country, a Fund would be more likely to be impacted by events or conditions affecting that country.

O. Index Performance Risk

There can be no guarantee or assurance that the methodology used to create the Index will result in a Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by a Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of a Fund.

48 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

P. Index Tracking Risk

A Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by a Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between a Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund sought to replicate the Index.

Q. Industry Concentration Risk

If a Fund’s assets are concentrated in an industry or group of industries, a Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

R. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

S. Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions had negative impacts, and in many cases severe negative impacts, on markets worldwide.

T. Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

U. Mining Industry Risk

Companies in the mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which a Fund has exposure.

V. Non-Diversified Fund Risk

Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

W. Operational Risk

An investor’s ability to transact in shares of a Fund or the valuation of an investor’s investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

49 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

X. Passive Investment Risk

The Funds are not actively managed, and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As each Fund will not fully replicate the Underlying Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Y. Rare Earth and Critical Materials Companies Risk

A Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare Earth and Critical Materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare Earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for Rare Earth and Critical Materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in a Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of Rare Earth and Critical Materials, which may fluctuate substantially over short periods of time.

Z. Restricted Securities Risk

A Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

AA. Securities Lending Risk

Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

BB. Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

CC. Tax Risk

A Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to a Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

DD. Trading Risk

Although Fund shares are listed for trading on the NYSE Arca, Inc. or The Nasdaq Stock Market, LLC., there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

EE. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

50 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2024.

For the fiscal year ended December 31, 2023, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$7,662,437	$(7,662,437)
Sprott Junior Gold Miners ETF	1,047,839	(1,047,839)
Sprott Energy Transition Materials ETF*	316,170	(316,170)
Sprott Lithium Miners ETF*	486,369	(486,369)
Sprott Uranium Miners ETF	19,224,084	(19,224,084)

*	Represents the period from inception to December 31, 2023

The tax character of the distributions paid during the fiscal year ended December 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
December 31, 2023
Sprott Gold Miners ETF	$3,155,482	$—	$—
Sprott Junior Gold Miners ETF	4,642,444	—	—
Sprott Energy Transition Materials ETF*	323,891	—	—
Sprott Lithium Miners ETF*	126,824	—	—
Sprott Uranium Miners ETF	58,473,309	—	—
Sprott Junior Uranium Miners ETF*	7,435,412	—	—
Sprott Junior Copper Miners ETF*	104,811	—	—
Sprott Nickel Miners ETF*	249,073	—	—
Sprott Copper Miners ETF**	—	—	—

*	Represents period from inception to December 31, 2023

**	The Sprott Copper Miners ETF commenced operations on March 5, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2023, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$74,712,689	$22,499,499
Sprott Junior Gold Miners ETF	41,502,882	33,405,324
Sprott Energy Transition Materials ETF	252,662	—
Sprott Lithium Miners ETF	442,006	—
Sprott Uranium Miners ETF	21,657,225	23,758,900
Sprott Junior Uranium Miners ETF	3,717,801	—
Sprott Junior Copper Miners ETF	102,567	—
Sprott Nickel Miners ETF	239,271	—
Sprott Copper Miners ETF*	—	—

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

51 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

As of December 31, 2023, the components of distributable earnings on a tax basis for the Funds were as follows:

	Accumulated net investment income	Accumulated net realized loss on investments	Other accumulated differences	Net unrealized appreciation/(depreciation) on investments	Total
Sprott Gold Miners ETF	$44,735	$(97,212,188)	$—	$10,167,493	$(86,999,960)
Sprott Junior Gold Miners ETF	1,366,254	(74,908,206)	—	3,334,193	(70,207,759)
Sprott Energy Transition Materials ETF	209,738	(252,662)	—	(453,672)	(496,596)
Sprott Lithium Miners ETF	46,543	(442,006)	—	(1,652,188)	(2,047,651)
Sprott Uranium Miners ETF	38,160,437	(45,416,125)	—	222,145,688	214,890,000
Sprott Junior Uranium Miners ETF	9,259,048	(3,717,801)	—	12,967,909	18,509,156
Sprott Junior Copper Miners ETF	112,109	(102,567)	—	(245,797)	(236,255)
Sprott Nickel Miners ETF	18,474	(239,271)	—	(318,161)	(538,958)
Sprott Copper Miners ETF*	—	—	—	—	—

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

As of June 30, 2024, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net unrealized appreciation (depreciation)	Cost of investments for income tax purposes
Sprott Gold Miners ETF	$32,508,650	$(16,064,849)	$16,443,801	$242,074,852
Sprott Junior Gold Miners ETF	15,772,331	(14,317,886)	1,454,445	120,824,009
Sprott Energy Transition Materials ETF	2,433,609	(3,235,844)	(802,235)	19,883,713
Sprott Lithium Miners ETF	71,804	(3,392,637)	(3,320,833)	9,285,539
Sprott Uranium Miners ETF	367,841,437	(103,577,505)	264,263,932	1,490,585,773
Sprott Junior Uranium Miners ETF	43,970,143	(23,601,352)	20,368,791	314,539,817
Sprott Junior Copper Miners ETF	976,725	(799,535)	177,190	12,579,110
Sprott Nickel Miners ETF	90,801	(1,385,709)	(1,294,908)	13,836,441
Sprott Copper Miners ETF*	1,518,561	(593,291)	925,270	24,946,335

*	The Sprott Copper Miners ETF commenced operations on March 5, 2024

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

52 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or the Sub-Adviser specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only) and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statement of Operations.

Pursuant to the current securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. State Street bears all operational costs directly related to securities lending.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:

	Market Value of Securities	Cash Collateral	Non-Cash Collateral	Total Collateral
Fund	on Loan	Received	Received	Received
Sprott Gold Miners ETF	$18,139,929	$14,349,489	$4,916,232	$19,265,721
Sprott Junior Gold Miners ETF	11,797,201	11,612,076	1,004,808	12,616,884
Sprott Energy Transition Materials ETF	1,319,231	1,155,002	251,668	1,406,670
Sprott Lithium Miners ETF	974,869	457,705	641,700	1,099,405
Sprott Uranium Miners ETF	168,256,405	101,983,855	76,333,783	178,317,638
Sprott Junior Uranium Miners ETF	1,935,625	2,055,977	—	2,055,977
Sprott Junior Copper Miners ETF	60,904	26,795	38,291	65,086
Sprott Nickel Miners ETF	138,905	150,892	10,459	161,351
Sprott Copper Miners ETF	391,784	31,588	388,051	419,639

53 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$14,349,489	$—	$—	$—	$14,349,489
Total Borrowings					14,349,489
Gross amount of recognized liabilities for securities lending (collateral received)					14,349,489

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$11,612,076	$—	$—	$—	$11,612,076
Total Borrowings					11,612,076
Gross amount of recognized liabilities for securities lending (collateral received)					11,612,076

Sprott Energy Transition Materials ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,155,002	$—	$—	$—	$1,155,002
Total Borrowings					1,155,002
Gross amount of recognized liabilities for securities lending (collateral received)					1,155,002

Sprott Lithium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$457,705	$—	$—	$—	$457,705
Total Borrowings					457,705
Gross amount of recognized liabilities for securities lending (collateral received)					457,705

Sprott Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$101,983,855	$—	$—	$—	$101,983,855
Total Borrowings					101,983,855
Gross amount of recognized liabilities for securities lending (collateral received)					101,983,855

Sprott Junior Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,055,977	$—	$—	$—	$2,055,977
Total Borrowings					2,055,977
Gross amount of recognized liabilities for securities lending (collateral received)					2,055,977

Sprott Junior Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$26,795	$—	$—	$—	$26,795
Total Borrowings					26,795
Gross amount of recognized liabilities for securities lending (collateral received)					26,795

54 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

Sprott Nickel Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$150,892	$—	$—	$—	$150,892
Total Borrowings					150,892
Gross amount of recognized liabilities for securities lending (collateral received)					150,892

Sprott Copper Miners ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$31,588	$—	$—	$—	$31,588
Total Borrowings					31,588
Gross amount of recognized liabilities for securities lending (collateral received)					31,588

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Energy Transition Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF*	0.75%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%
Sprott Copper Miners ETF	0.65%

*	Effective April 1, 2024 the fund reduced the advisory fee to 0.75%. Prior to this date, the fee was 0.85% of assets up to $500 million, 0.80% of assets up to $1 billion, and 0.70% on assets greater than $1 billion.

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the ’’Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.

**	Annual rate stated as a percentage of the average daily net assets of the Funds.

55  | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the Funds’ average daily net assets through April 30, 2025. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust.

For the six months ended June 30, 2024, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$2,013	$48,426
Sprott Junior Gold Miners ETF	5,800	15,151

As of June 30, 2024, the balance of recoupable expenses for the Funds were as follows:

	Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027
Sprott Gold Miners ETF	$—	$—	$37,034	$2,013
Sprott Junior Gold Miners ETF	69,450	210,117	114,455	5,800

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Sprott Energy Transition ETFs, the Adviser has agreed to pay all expenses incurred by each such Fund except for the fee paid to the Adviser, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. Each current Independent Trustee is paid an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

56 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$110,232,058	$109,154,782
Sprott Junior Gold Miners ETF	50,057,495	50,328,666
Sprott Energy Transition Materials ETF	2,474,575	2,375,843
Sprott Lithium Miners ETF	1,681,308	1,587,800
Sprott Uranium Miners ETF	111,297,951	123,187,326
Sprott Junior Uranium Miners ETF	31,971,119	30,123,658
Sprott Junior Copper Miners ETF	4,673,392	3,635,804
Sprott Nickel Miners ETF	3,839,724	2,769,378
Sprott Copper Miners ETF*	5,995,837	4,853,499

For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$4,658,088	$6,686,820
Sprott Junior Gold Miners ETF	1,687,531	2,918,595
Sprott Energy Transition Materials ETF	6,265,941	956,074
Sprott Lithium Miners ETF	3,229,819	—
Sprott Uranium Miners ETF	184,959,935	225,932,452
Sprott Junior Uranium Miners ETF	147,032,700	6,916,750
Sprott Junior Copper Miners ETF	9,007,253	2,960,054
Sprott Nickel Miners ETF	14,281,757	3,215,918
Sprott Copper Miners ETF*	24,907,213	1,444,574

For the six months ended June 30, 2024, the net realized gains/(losses) on in-kind transactions were as follow:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$692,892
Sprott Junior Gold Miners ETF	531,281
Sprott Energy Transition Materials ETF	138,837
Sprott Lithium Miners ETF	—
Sprott Uranium Miners ETF	91,717,762
Sprott Junior Uranium Miners ETF	3,060,798
Sprott Junior Copper Miners ETF	738,366
Sprott Nickel Miners ETF	331,445
Sprott Copper Miners ETF*	321,453

*	Represents the activities since inception through June 30, 2024.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

9. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

57 | June 30, 2024

Sprott ETFs

Notes to Financial Statements and Financial Highlights	June 30, 2024 (Unaudited)

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the period ended June 30, 2024 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$—	$—	$—
Sprott Junior Gold Miners ETF	—	—	—
Sprott Energy Transition Materials ETF	167,722	70,349	(13,124)
Sprott Lithium Miners ETF	—	—	—
Sprott Uranium Miners ETF	271,447	—	—
Sprott Junior Uranium Miners ETF	68,666	425,250	(25,217)
Sprott Junior Copper Miners ETF	—	484,000	(18,429)
Sprott Nickel Miners ETF	—	—	—
Sprott Copper Miners ETF*	471,763	—	—

*	Represents the purchase and sales since inception through June 30, 2024.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2024 and the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

58 | June 30, 2024

Sprott ETFs

Additional Information	June 30, 2024 (Unaudited)

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2023:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$545,208	$4,038,077
Sprott Junior Gold Miners ETF	$11,483	$463,372
Sprott Uranium Miners ETF	$277,920	$8,202,171
Sprott Energy Transition Materials ETF	$12,282	$124,451
Sprott Junior Uranium Miners ETF	$—	$—
Sprott Lithium Miners ETF	$10,755	$85,206
Sprott Junior Copper Miners ETF	$2,403	$31,133
Sprott Nickel Miners ETF	$2,807	$29,539

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2023:

	QDI	DRD
Sprott Gold Miners ETF	87.90%	25.83%
Sprott Junior Gold Miners ETF	5.04%	0.00%
Sprott Uranium Miners ETF	13.45%	0.00%
Sprott Energy Transition Materials ETF	29.35%	5.40%
Sprott Junior Uranium Miners ETF	0.00%	0.00%
Sprott Lithium Miners ETF	31.81%	2.60%
Sprott Junior Copper Miners ETF	23.69%	0.00%
Sprott Nickel Miners ETF	10.55%	0.00%

In early 2024, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

59 | June 30, 2024

Sprott ETFs

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2024 (Unaudited)

Not applicable for this reporting period.

60 | June 30, 2024

Sprott ETFs

Item 9 – Proxy Disclosures	June 30, 2024 (Unaudited)

for Open-End Management Investment Companies

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

61 | June 30, 2024

Sprott ETFs

Item 10 – Remuneration Paid to Directors, Officers, and Others	June 30, 2024 (Unaudited)

of Open-End Management Investment Companies

Included under Item 7 in the Notes to Financial Statements.

62 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott ETFs)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Energy Transition Materials ETF (each a “Fund” and, collectively, the “Funds”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of each Fund and its shareholders for the Board to approve the renewal of the Amended and Restated Investment Advisory Agreement by and between the Funds and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the renewal of the Amended Sub-Advisory Agreement by and among the Funds, SAM USA, Inc. and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Funds;
●	Investment performance of the Funds, including the extent to which the Funds tracked their respective benchmark indexes;
●	Fees charged to and expenses of the Funds, including comparative fee and expense information for registered investment companies similar to the Funds;
●	Costs of the services provided, and profits realized by the Advisers; and
●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the continuation of the Agreements was in the best interests of each Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among each Fund, SAM USA and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Funds, including compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for the servicing the Funds, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep each Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

63 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

The Board also noted the fact that the change of Funds’ investment adviser to an affiliated adviser had not material impact on the advisory services provided by the Sub-Adviser to the Funds. The Board concluded that the Sub-Adviser continued providing a high level of quality service to the Fund and its shareholders.

Investment Performance

Sprott Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its benchmark index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Lithium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Nickel Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various

64 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Energy Transition Materials ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Copper Miners ETF

The Board noted the Fund had not been in existence long enough to have a meaningful performance track record, including the evaluation of the correlation and tracking error between the Fund and its benchmark index. Nevertheless, the Board noted that since inception, the Fund’s performance generally conformed to the performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Fees and Expenses

Sprott Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Morningstar category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the peer group and Morningstar category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Gold Miners ETF and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Junior Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Morningstar category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the peer group and Morningstar category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Junior Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Junior Gold Miners ETF and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end of both the peer group and Morningstar category. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index

65 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Uranium Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Uranium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Energy Transition Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Energy Transition Materials ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Junior Copper Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within

66 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

the range of the peer group and Morningstar category. The Board discussed the expertise required to manage a nickel fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Nickel Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of the peer group and Morningstar category. The Board discussed the expertise required to manage a lithium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Lithium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than both of the peer group and Morningstar category. The Board discussed the expertise required to manage a uranium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Junior Uranium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

67 | June 30, 2024

Sprott ETFs

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

Sprott Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than both of the peer group and Morningstar category. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Copper Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser did not earn a profit on Sprott Junior Copper Miners ETF, Sprott Lithium Miners ETF, Sprott Nickel Miners ETF and Sprott Energy Transition Materials ETF. The Board noted that the Adviser earned a profit on Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF and Sprott Junior Uranium Miners ETF with respect to its management of the Funds. The Board further noted that the Sprott Copper Miners ETF had commenced operations on March 4, 2024 and the projected pro-forma information was provided in the 15(c) approval at the December 4, 2023 meeting. The Board discussed the Adviser’s contractual fee waiver arrangement with respect to Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (“Gold Funds”), which effectively results in the Gold Funds only being charged for their respective investment advisory fees. The Board after reviewing pro forma profitability information about the Adviser, noting the similar cost structure to its affiliated predecessor adviser, and concluded that the advisory fee paid by each Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser earned a modest profit from the management of the Sprott ETFs in aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

68 | June 30, 2024

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott ETFs.

SPROTT GOLD EQUITY FUND

Financial Statements and Other Important Information

For the Six-Month Period Ended June 30, 2024

(Form NCSR 7-11)

SPROTT GOLD EQUITY FUND

ITEM 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

SPROTT GOLD EQUITY FUND
SCHEDULE OF INVESTMENTS
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 75.3%
Gold Related Securities — 67.0%(a)
Australia — 11.6%
Bellevue Gold Ltd.(b)	24,235,905	$28,859,390
Evolution Mining Ltd.	7,233,421	16,888,904
Northern Star Resources Ltd.	1,839,046	15,948,712
Perseus Mining Ltd.	14,000,000	21,947,526
Spartan Resources Ltd.(b)	19,039,949	12,510,990
		96,155,522
Bulgaria — 0.7%
Dundee Precious Metals, Inc.	750,000	5,871,496

Canada — 50.0%
Agnico Eagle Mines Ltd.	617,377	40,380,756
Alamos Gold, Inc. - Class A(c)	1,714,200	26,878,656
Calibre Mining Corp.(b)	9,514,800	12,519,016
Equinox Gold Corp.(b)(c)	5,954,995	31,079,759
Falco Resources Ltd.(b)(c)(d)	18,722,300	3,079,213
GoGold Resources, Inc.(b)	8,900,000	8,717,518
I-80 Gold Corp.(b)(c)	16,340,264	17,199,649
IAMGOLD Corp.(b)	2,100,000	7,875,000
International Tower Hill Mines Ltd.(b)(d)(e)	19,627,315	9,755,911
International Tower Hill Mines Ltd.(b)(d)	5,822,824	2,878,513
Jaguar Mining, Inc.(b)(c)(d)	5,709,459	9,473,683
Lundin Gold, Inc.	1,150,000	16,988,780
Newmont Corp.(c)	200,000	8,374,000
Novagold Resources, Inc.(b)	1,930,800	6,680,568
OceanaGold Corp.	13,500,000	30,985,710
Osisko Development Corp.(b)	844,465	1,574,055
Osisko Gold Royalties Ltd.	2,183,347	34,025,772
Osisko Mining, Inc.(b)	15,884,239	33,207,064
Pan American Silver Corp.(c)	1,163,445	23,129,287
SilverCrest Metals, Inc.(b)	4,056,600	33,151,411
Strategic Metals Ltd.(b)	3,147,000	379,558
Torex Gold Resources, Inc.(b)	2,033,900	31,518,351
Victoria Gold Corp.(b)(c)	2,064,600	1,599,705
Wesdome Gold Mines Ltd.(b)	3,065,200	24,690,986
		416,142,921
Mauritania — 0.5%
Kinross Gold Corp.	500,000	4,160,000

South Africa — 1.6%
Gold Fields Ltd. - ADR(c)	906,000	13,499,400

Turkey — 0.6%
Eldorado Gold Corp.(b)(c)	350,000	5,176,500

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND
SCHEDULE OF INVESTMENTS
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
West Africa — 1.1%
Endeavour Mining PLC	441,683	$9,330,535

United States — 0.9%
Contango ORE, Inc.(b)(c)	413,200	7,466,524
Electrum Ltd.(b)(f) (Originally acquired 12/21/07, cost $13,065,361)	2,127,287	—
		7,466,524
Total Gold Related Securities		557,802,898

Other Precious Metals Related Securities — 7.4%
Canada — 3.2%
MAG Silver Corp.(b)(c)	1,107,665	12,938,479
MAG Silver Corp.(b)(c)	392,835	4,584,385
Triple Flag Precious Metals Corp.	592,330	9,187,707
		26,710,571
Mexico — 0.7%
Vizsla Royalties Corp.(b)(f)	1,145,719	41,874
Vizsla Silver Corp.(b)	3,437,500	6,080,735
		6,122,609
United States — 3.5%
Coeur Mining, Inc.(b)(c)	1,000,000	5,620,000
Gatos Silver, Inc.(b)(c)	2,039,548	21,292,882
Blue Spark Energy Systems, Inc.(b)(f) (Originally acquired 05/31/24, cost $745)	74,532	745
Sunshine Silver Mining and Refining (Originally acquired 03/15/2011; Cost $4,525,333)(b)(f)	243,691	1,993,392
		28,907,019
Total Other Precious Metals Related Securities		61,740,199

Other Securities — 0.9%
United States — 0.9%
Gold Bullion International LLC(b)(d)(f) (Originally acquired 05/12/10, cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc.(b)(f) (Originally acquired 10/09/07, cost $125,352)	74,532	756,500
		7,656,500
Total Other Securities		7,656,500
TOTAL COMMON STOCKS
(Cost $645,218,134)		627,199,597

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND
SCHEDULE OF INVESTMENTS
as of June 30, 2024 (Unaudited)

	Ounces	Value
GOLD BULLION — 16.6%
United States — 16.6%
Gold Bullion(b)	59,199	$137,741,298

TOTAL GOLD BULLION
(Cost $24,008,397)		137,741,298
	Shares
PRIVATE FUNDS — 2.0%
United States — 2.0%
Tocqueville Bullion Reserve LP(b)(d)	7,619	16,450,170

TOTAL PRIVATE FUNDS
(Cost $13,795,735)		16,450,170

	Par
CONVERTIBLE BONDS — 0.6%
Gold Related Securities — 0.6%
Canada — 0.6%
I-80 Gold Corp., 8.00%, 02/22/2027(e)(f) (Originally acquired 02/17/23, cost $5,017,964)	5,017,964	4,633,846

TOTAL CONVERTIBLE BONDS
(Cost $5,017,964)		4,633,846

	Shares
WARRANTS — 0.1%
Gold Related Securities — 0.0%(g)
Canada — 0.0%(g)
Falco Resources Ltd., Expires 07/31/2025, Exercise Price $0.55(b)(d)(e).	3,750,000	2,467
Osisko Development Corp., Expires 03/02/2027, Exercise Price $22.80(b)	499,999	36,548
Osisko Mining, Inc., Expires 08/28/2024, Exercise Price $4.00(b)	300,000	899
		39,914
United States — 0.0%(g)
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00(b)(e)	100,000	150,300
Total Gold Related Securities		190,214

Other Precious Metals Related Securities — 0.1%
Canada — 0.0%(g)
Nickel Creek Platinum Corp., Expires 07/01/2024, Exercise Price $0.08(b)(e)	1,658,293	—

Mexico — 0.1%
Vizsla Royalties Corp., Expires 12/21/2025, Exercise Price $0.05(b)(f)
(Originally acquired 11/09/22, cost $0)	1,145,719	—
Vizsla Silver Corp., Expires 11/15/2024, Exercise Price $2.00(b)
(Originally acquired 11/09/22, Cost $0)	1,718,750	646,141
		646,141
Total Other Precious Metals Related Securities		646,141
TOTAL WARRANTS
(Cost $0)		$836,355

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND
SCHEDULE OF INVESTMENTS
as of June 30, 2024 (Unaudited)

	Units	Value
SHORT-TERM INVESTMENTS — 9.7%
Investments Purchased with Proceeds from Securities Lending — 4.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(h)	36,703,222	$36,703,222

	Shares
Money Market Funds — 5.3%
United States — 5.3%
Invesco Treasury Portfolio - Class Institutional, 5.22%(h)	43,576,151	43,576,151

TOTAL SHORT-TERM INVESTMENTS
(Cost $80,279,373)		80,279,373

TOTAL INVESTMENTS — 104.3%
(Cost $768,319,603)		$867,140,639
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(35,500,860)

TOTAL NET ASSETS — 100.0%		$831,639,779

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	This security or a partial position of this security is on loan as of June 30, 2024. The total market value of securities on loan as of June 30, 2024 was $33,335,260. The loaned securities were secured with cash collateral of $36,703,222. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices. See Note 13.

(d)	Affiliated company as defined by the Investment Company Act of 1940. See Note 9.

(e)	Security considered restricted. The total market value of these securities was $14,542,524 which represented 1.75% of net assets as of June 30, 2024. See Note 14.

(f)	Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. The aggregate value of fair valued securities as of June 30, 2024 is $14,326,357, which represented 1.72% of net assets. See Note 2.

(g)	Represents less than 0.05% of net assets.

(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

ASSETS:
Investments, at value
Unaffiliated issuers (cost $677,151,559)	$818,600,682
Affiliated issuers (cost $91,168,044)	48,539,957
Foreign currency, at value (cost $9,358)	9,372
Receivable for investments sold	2,287,919
Receivable for Fund shares sold	471,982
Securities lending income receivable	19,205
Dividends, interest and other receivables	507,222
Other assets	100,347
Total Assets	870,536,686

LIABILITIES:
Payable for Fund shares redeemed	665,928
Payable to Adviser (see Note 5)	629,580
Payable for collateral upon return of securities loaned (see Note 13)	36,703,222
Payable to Administrator	122,211
Accrued distribution fee	280,034
Payable to custodian	65,906
Accrued expenses and other liabilities	430,026
Total Liabilities	38,896,907

NET ASSETS	$831,639,779

Net Assets Consist of:
Paid-in capital	$989,891,881
Total distributable earnings	(158,252,102)
Net Assets	$831,639,779

Investor Class
Net assets	$549,736,241
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	11,759,326
Net asset value, offering and redemption price per share	$46.75

Institutional Class
Net assets	$281,903,538
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	5,965,021
Net asset value, offering and redemption price per share	$47.26

See Notes to Financial Statements

SPROTT GOLD EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends(1)
Unaffiliated issuers	$2,579,339
Affiliated issuers	—
Interest
Unaffiliated issuers	482,091
Affiliated issuers	196,497
Income from securities lending (See Note 13)	106,900
Total investment income	3,364,827

EXPENSES:
Investment Adviser’s fee (See Note 5)	3,621,554
Distribution (12b-1) fees - Investor Class only (See Note 5)	669,649
Administration fees (See Note 5)	559,776
Transfer agent and shareholder services fees - Investor Class	162,380
Custody fees	90,588
Fund accounting fees	84,795
Other expenses	55,898
Legal fees	46,689
Miscellaneous expense	44,318
Printing and mailing expense	43,303
Trustee fees and expenses	40,319
Blue Sky fees	26,678
Audit fees	25,024
Transfer agent and shareholder services fees - Institutional Class	24,168
Interest expense (See Note 10)	8,593
Insurance expense	6,300
Registration fees	910
Net expenses	5,510,942
Net investment income (loss)	(2,146,115)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments
Unaffiliated Issuers	29,474,592
Affiliated Issuers	(7,689,573)
Foreign currency transactions	(269,703)
21,515,316
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated Issuers	62,852,700
Affiliated Issuers	(250,410)
Foreign currency translation	(9,222,534)
53,379,756
Net unrealized and realized gain (loss) on investments and foreign currency	74,895,072
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,748,957

(1)	Net of foreign taxes withheld of $291,596.

See Notes to Financial Statements

SPROTT GOLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2024

	For the Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$(2,146,115)	$(3,857,282)
Net realized gain (loss) on sale of investments and foreign currency	21,515,316	(43,172,664)
Net change in unrealized appreciation (depreciation)	53,379,756	61,727,426
Net increase (decrease) in net assets resulting from operations	72,748,957	14,697,480

FUND SHARE TRANSACTIONS:
Shares sold - Investor Class	24,508,841	56,560,513
Shares sold - Institutional Class	27,570,050	59,167,723
Shares redeemed - Investor Class(1)	(59,866,553)	(129,447,377)
Shares redeemed - Institutional Class(2)	(22,874,964)	(49,134,700)
Net increase (decrease)	(30,662,626)	(62,853,841)
Net increase (decrease) in net assets	42,086,331	(48,156,361)

NET ASSETS:
Beginning of period	789,553,448	837,709,809
End of period	$831,639,779	$789,553,448

(1)	Net of Redemption Fees of $23,111 and $31,209, respectively.

(2)	Net of Redemption Fees of $14,730 and $13,271, respectively.

See Notes to Financial Statements

SPROTT FUNDS TRUST

SPROTT GOLD EQUITY FUND (INVESTOR CLASS)

FINANCIAL HIGHLIGHTS

	Sprott Gold Equity Fund
For a share outstanding	For the Period Ended June 30, 2024		Year Ended December 31,						Period from November 1, 2020 to December 31,		Years Ended October 31,
throughout the periods	(Unaudited)		2023		2022		2021		2020(1)		2020		2019
NET ASSET VALUE, BEGINNING OF PERIOD	$42.71		$41.91		$48.34		$54.81		$53.75		$38.74		$29.01

OPERATIONS:
Net investment income (loss)	(0.14	)(2)	(0.23	)(2)	(0.20	)(2)	(0.09	)(2)	(0.05	)(2)	(0.42	)(2)	(0.43	)(3)
Net realized and unrealized gain (loss)	4.18		1.03		(6.18)		(6.38)		1.11		15.43		10.16
Total from investment operations*	4.04		0.80		(6.38)		(6.47)		1.06		15.01		9.73

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		—		(0.05)		—		—		—		—
Distributions from net realized gain	—		—		—		—		—		—		—
Total distributions	—		—		(0.05)		—		—		—		—
Change in net asset value for the period	4.04		0.80		(6.43)		(6.47)		1.06		15.01		9.73
Net asset value, end of period	$46.75		$42.71		$41.91		$48.34		$54.81		$53.75		$38.74
*Includes redemption fees per share of	0.00	(4)	0.00	(4)	0.01		0.01		0.00	(4)	0.01		0.02
TOTAL RETURN	9.46	%(6)	1.91%		(13.21)%		(11.80	)%(5)	2.04	%(6)	38.71%		33.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (’000)	$549,736		$536,956		$598,641		$748,684		$964,071		$965,963		$998,076
Ratio to average net assets:
Expense	1.47	%(7)	1.49%		1.44%		1.40%		1.37	%(7)	1.39%		1.47%
Net investment income (loss)	(0.63	)%(7)	(0.55)%		(0.45)%		(0.18)%		(0.57	)%(7)	(0.93)%		(0.94)%
Portfolio turnover rate	8	%(6)	12%		24%		15%		1	%(6)	34%		12%

(1)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(2)	Net investment income (loss) per share is calculated using the average shares outstanding method.

(3)	Net investment income (loss) per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.

(4)	Represents less than $0.01.

(5)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(6)	Not annualized.

(7)	Annualized.

See Notes to Financial Statements

SPROTT FUNDS TRUST

SPROTT GOLD EQUITY FUND (INSTITUTIONAL CLASS)

FINANCIAL HIGHLIGHTS

	Sprott Gold Equity Fund
For a share outstanding	For the Period Ended June 30, 2024		Year Ended December 31,						Period from November 1, 2020 to December 31,		Years Ended October 31,		April 8, 2019(2) through October 31,
throughout the periods	(Unaudited)		2023		2022		2021		2020(1)		2020		2019
NET ASSET VALUE,BEGINNING OF PERIOD	$43.12		$42.18		$48.71		$55.08		$53.98		$38.81		$32.73

OPERATIONS:
Net investment income (loss)	(0.08	)(3)	(0.11	)(3)	(0.06	)(3)	0.06	(3)	(0.03	)(3)	(0.30	)(3)	(0.10	)(4)
Net realized and unrealized gain (loss)	4.22		1.05		(6.25)		(6.43)		1.13		15.47		6.18
Total from investment operations*	4.14		0.94		(6.31)		(6.37)		1.10		15.17		6.08

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		—		(0.22)		—		—		—		—
Distributions from net realized gain	—		—		—		—		—		—		—
Total distributions	—		—		(0.22)		—		—		—		—
Change in net asset value for the period	4.14		0.94		(6.53)		(6.37)		1.10		15.17		6.08
Net asset value, end of period	$47.26		$43.12		$42.18		$48.71		$55.08		$53.98		$38.81
*Includes redemption fees per share of	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	0.02		—
TOTAL RETURN	9.60	%(7)	2.23%		(12.97)%		(11.57	)%(6)	1.97	%(7)	39.05%		18.58	%(7)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (’000)	$281,904		$252,598		$239,068		$271,212		$262,378		$248,686		$39,732
Ratio to average net assets:
Expense	1.18	%(8)	1.20%		1.15%		1.11%		1.09	%(8)	1.11%		1.28	%(8)
Net investment income (loss)	(0.34	)%(8)	(0.27)%		(0.15)%		0.13%		(0.29	)%(8)	(0.63)%		(0.93	)%(8)
Portfolio turnover rate	8	%(7)	12%		24%		15%		1	%(7)	34%		12	%(7)

(1)	With the approval of the Board effective October 31, 2020, the Fund’s fiscal year end was changed from October 31 to December 31.

(2)	Institutional Class shares commenced operation on April 8, 2019.

(3)	Net investment income (loss) per share is calculated using the average shares outstanding method.

(4)	Net investment income (loss) per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.

(5)	Represents less than $0.01.

(6)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(7)	Not annualized.

(8)	Annualized.

See Notes to Financial Statements

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

1. ORGANIZATION

The Sprott Funds Trust (the ’‘Trust’’) was organized as a Delaware statutory trust on January 3, 2018. As of June 30, 2024, the Trust consisted of ten separate portfolios that each represents a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the ’‘Fund’’). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser to the Fund and continues to serve in such capacity for the Fund. Prior to July 1, 2023, Sprott Asset Management LP and Sprott Asset Management USA, Inc. served as the investment adviser and sub-adviser, respectively, to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Portfolio Valuation and Methodologies. The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, or in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Adviser of the Fund as the valuation designee for the Fund. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Fair Value Policies and Procedures as reflecting fair value. The Adviser has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

(b)	Fair Value Hierarchy. The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Valuation Committee pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at June 30, 2024.

Sprott Gold Equity Fund (a)

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$—	$557,802,898	$—	$—	$557,802,898
Other Precious Metals Related	—	59,704,188	—	2,036,011	61,740,199
Other	—	—	—	7,656,500	7,656,500
Total Common Stocks	—	617,507,086	—	9,692,511	627,199,597
Gold Bullion	—	137,741,298	—	—	137,741,298
Private Fund (b)(c)	16,450,170	—	—	—	16,450,170
Convertible Bond	—	—	—	4,633,846	4,633,846
Warrants	—	—	836,355	—	836,355
Money Market Fund	—	43,576,151	—	—	43,576,151
Investments Purchased with Proceeds from Security Lending (b)	36,703,222	—	—	—	36,703,222
Total Assets	$53,153,392	$798,824,535	$836,355	$14,326,357	$867,140,639

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

(a)	For a detailed sector breakdown, please see the accompanying Schedule of Investments.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(c)	As of June 30, 2024, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Balance as of December 31, 2023	$14,190,629
Purchases	196,954
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(103,845)
Transfer in/(out) of Level 3(1)	42,619
Balance as of June 30, 2024	$14,326,357

(1)	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

As of June 30, 2024 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(103,845).

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of June 30, 2024. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

Type	Industry	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common stocks	Gold Related	—	Asset Approach	Estimated recovery proceeds	—	Increase
Common stocks	Other Precious Metals Related	$2,036,011	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$0.01 - $8.18	Increase
Common stocks	Other	$7,656,500	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$1.38 - $10.15	Increase
Convertible Bond	Gold Related	$4,633,846	Discounted Cash Flow Method Black-Scholes Model	Discount Rate Volatility	12.06% 40%	Decrease Increase
Warrants	Other Precious Metals Related	—	Professional analysis of latest company valuation or financing, with appropriate discount applied (if requried)	Financing prices	—	Increase

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

(c)	Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

(d)	Dividends and Distributions to Shareholders. Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

(e)	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	RISKS

(a)	Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time consuming negotiations and expense, and a prompt sale at the current valuation may be difficult.

(b)	Gold and Precious Metals Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

(c)	Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Emerging market countries may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging market countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day.

(d)	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

(e)	Gold and Other Precious Metals Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

(f)	Indemnification. In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(g)	Securities Lending Risk. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

4.	TAXES

(a)	Federal Tax and Tax Basis Information.

There was no distribution paid during the year ended December 31, 2023.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended December 31, 2023, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

	Distributable Earnings	Paid in Capital
Sprott Gold Equity Fund	$3,660,127	$(3,660,127)

The permanent differences primarily relate to net operating losses

As of December 31, 2023, the components of accumulated losses for income tax purposes were as follows:
Tax cost of Investments		$783,965,873
Unrealized appreciation		214,106,292
Unrealized depreciation		(181,775,790)
Net unrealized appreciation/(depreciation)		32,330,502
Undistributed operating income		—
Undistributed long-term gains75		—
Distributable earnings		—
Other accumulated gain/(loss)		(263,331,561)
Total accumulated gain/(loss)		$(231,001,059)

For the fiscal period ended December 31, 2023 the Sprott Gold Equity Fund had late year losses of $16,323.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

At December 31, 2023 the Fund had tax basis capital losses which may be carried forward to offset future capital gains as shown below:

	Capital Losses Expiring Indefinite Short-Term	Capital Losses Expiring Indefinite Long-Term
Sprott Gold Equity Fund	$(43,415,724)	$(219,899,179)

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion.

The Adviser also served as the Fund’s administrator through the date of this report pursuant to an Administrative Services Agreement with the Trust on behalf of the Fund. Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion.

The Adviser has entered into a sub-administration servicing agreement with U.S. Bank Global Fund Services (the “Sub-Administrator”), under which the Adviser pays the Sub-Administrator a fee based on the assets of the Fund. The fee payable to the Sub-Administrator by the Adviser is calculated daily and payable monthly, at an annual rate of: (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for the Fund of $60,000. For the period ended June 30, 2024, the Adviser has incurred fees of $168,094 for services provided by the Sub-Administrator under a sub-administration servicing agreement for the Fund.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund was as follows:

Sprott Gold Equity Fund (Investor Class)	For the Period Ended June 30, 2024	For the Year Ended December 31, 2023
Shares sold	554,166	1,312,180
Shares reinvested from distributions	—	—
Shares redeemed	(1,365,857)	(3,026,819)
Net increase/(decrease)	(811,691)	(1,714,639)

Sprott Gold Equity Fund (Institutional Class)	For the Period Ended June 30, 2024	For the Year Ended December 31, 2023
Shares sold	622,382	1,364,221
Shares reinvested from distributions	—	—
Shares redeemed	(515,804)	(1,173,646)
Net increase/(decrease)	106,578	190,575

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see the Fund’s Prospectus.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the period ended June 30, 2024 are summarized below.

Sprott Gold Equity Fund
Purchases	$ 60,382,477
Sales	$141,742,795

9. Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Fund; that is, the Adviser controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2024 through June 30, 2024. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	January 1, 2024		Additions		Reductions		June 30, 2024					June 30, 2024
Issuer Name	Share/ Principal Balance	$ Cost	Share/ Principal Balance	$ Cost	Share/ Principal Balance	$ Cost	Share/ Principal Balance	$ Interest Income	$ Dividend Income	$ Realized Gain/ (Loss)	$ Change in Gross Unrealized Appreciation/ (Depreciation)	$ Value	$ Cost
Sprott Gold Equity Fund
Common Stock - Gold Related Securities
Contango ORE, Inc.(a)(b)	553,200	10,910,800	200,000	4,200,000	(340,000)	(6,860,000)	413,200	—	—	(17,247)	108,072	7,466,524	8,250,800
Falco Resources Ltd.(a)	23,722,300	14,359,879	—	—	(5,000,000)	(3,085,914)	18,722,300	—	—	(1,946,309)	4,106,287	3,079,213	11,273,965
I-80 Gold Corp.(a)(b)	16,840,264	32,550,285	1,000,000	1,331,115	(1,500,000)	(3,090,455)	16,340,264	—	—	(766,429)	(10,653,338)	17,199,649	30,790,945
International Tower Hill Mines Ltd. (a)(c)	18,664,631	35,619,856	962,684	639,222	—	—	19,627,315	—	—	—	(1,729,518)	9,755,911	36,259,078
International Tower Hill Mines Ltd. (a)	6,100,222	21,566,291	—	—	(277,398)	(348,697)	5,822,824	—	—	(173,146)	(341,420)	2,878,513	21,217,594
Jaguar Mining, Inc.(a)	5,709,459	3,621,672	—	—	—	—	5,709,459	—	—	—	1,890,084	9,473,683	3,621,672
Strategic Metals Ltd.(a)(b)	6,853,500	9,827,021	—	—	(3,706,500)	(5,314,635)	3,147,000	—	—	(4,786,442)	4,659,742	379,558	4,512,386
Common Stock - Other Securities
Gold Bullion International(a)	5,000,000	5,000,000	—	—	—	—	5,000,000	—	—	—	—	6,900,000	5,000,000
Private Funds
Tocqueville Bullion Reserve LP - Class G(a)(d)	7,619	13,795,735	—	—	—	—	7,619	—	—	—	1,860,602	16,450,170	13,795,735
Convertible Bond
I-80 Gold Corp.(b)(c)	4,821,010	4,821,010	196,954	196,954	—	—	5,017,964	196,497	—	—	(103,845)	4,633,846	5,017,964
Warrants - Gold Related Securities
Contango ORE, Inc.(a)(b)(c)	100,000	—	—	—	—	—	100,000	—	—	—	(49,260)	150,300	—
Falco Resources Ltd.(a)(c)	3,750,000	—	—	—	—	—	3,750,000	—	—	—	2,184	2,467	—
		$152,072,549		$6,367,291		$(18,699,701)		$196,497	$—	$(7,689,573)	$(250,410)	$78,369,834	$139,740,139
Securities no longer affiliated at June 30, 2024												$29,829,877	$48,572,095
Securities affiliated at June 30, 2024												48,539,957	91,168,044

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a)	Non-income producing security
(b)	Security is no longer an affiliated company at June 30, 2024.
(c)	Denotes a security that is either fully or partially restricted for sale.
(d)

Tocqueville Bullion Reserve (’‘TBR’’) is a Delaware Limited Partnership created for the purpose of owning physical gold.

John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.

10. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the ’‘Line’’), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of June 30, 2024 was 8.00%. During the period ended June 30, 2024, the Fund’s maximum borrowing was $3,728,000 and average borrowing was $169,549. This borrowing resulted in interest expenses of $8,593. As of June 30, 2024 the Fund did not have any Line balances outstanding.

11. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

12. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

13. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a ’‘placing broker.’’ When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (Unaudited) (Continued)

cash collateral at June 30, 2024 are shown on the Statement of Assets and Liabilities. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024:

	Value of Securities	Value of Cash
Fund	on Loan	Collateral Received
Sprott Gold Equity Fund	$33,335,260	$36,703,222

Securities loaned are not subject to any master netting agreements.

14. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.

As of June 30, 2024, the Fund invested in the following restricted securities:

	Initial			Fair Value
	Acquisition			as a % of
Restricted Security	Date	Cost	Fair Value	Net Assets
International Tower Hill Mines Ltd.	11/10/2010	$36,259,078	$9,755,911	1.17%
Falco Resources Ltd. Exercise Price: CAD$0.55, 07/31/2025	9/7/2021	—	2,467	0.00%
Nickel Creek Platinum Corp. Exercise Price: CAD$0.08, 07/01/2024	7/1/2019	—	—	0.00%
I-80 Gold Corp., 8.00%, 02/22/2027	2/17/2023	5,017,964	4,633,846	0.56%
Contango Ore, Inc. Exercise Price $30.00, 05/09/26	5/9/2023	—	150,300	0.02%
		$41,277,042	$14,542,524	1.75%

15. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between June 30, 2024 and the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

SPROTT GOLD EQUITY FUND

Item 8 – Changes in and Disagreements with Accountants	June 30, 2024 (Unaudited)
for Open-End Management Investment Companies

Not applicable for this reporting period.

SPROTT GOLD EQUITY FUND

Item 9 – Proxy Disclosures	June 30, 2024 (Unaudited)
for Open-End Management Investment Companies

No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

SPROTT GOLD EQUITY FUND

Item 10 – Remuneration Paid to Directors, Officers, and Others	June 30, 2024 (Unaudited)
of Open-End Management Investment Companies

Included under Item 7 in the Notes to Financials Statements.

SPROTT GOLD EQUITY FUND

Item 11 – Statement Regarding Basis	June 30, 2024 (Unaudited)

for Approval of Investment Advisory Contract

Board Approval of Investment Advisory Agreement for the Sprott Gold Equity Fund

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series the Sprott Gold Equity Fund (the “Fund”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to renew the Amended and Restated Investment Advisory Agreement by and between the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”).

In connection with the Board’s review of the Agreement, the Trustees who are not “interested persons” of the Fund or Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Adviser provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professional of the Adviser personnel that provide services to the Fund;

●	Investment performance of the Fund, including comparative performance information for registered investment companies similar to the Fund;

●	Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and profits realized by the Adviser; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the approval of the Agreement was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Adviser. The Board applied its business judgment to determine whether the arrangements by and between the Fund and SAM USA are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board expressed satisfaction with the experience and credentials of the personnel at the Adviser who will be servicing the Fund The Board discussed the services that would be

SPROTT GOLD EQUITY FUND (Continued)

provided to the Fund which included portfolio management, research, compliance, and analysis and administrative. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any lawsuits or pending regulatory actions. The Board reviewed the best-execution practices of the Adviser and discussed the various factors considered by the Adviser when selecting brokers. The Board concluded that based on the responses in this questionnaire and their experience with the Adviser, they could expect the Adviser to provide high quality service to the Funds and its shareholders.

Investment Performance

The Board observed that the Fund outperformed benchmark index for the 1-year and since inception periods. The Board further noted that the Fund underperformed the benchmark index for the 3-year and 5-year periods. The Board consider the Adviser’s explanations noting the Adviser reduced its gold position taking profits from the sale of gold as prices improved. The Board further noted the Fund’s continues to emphasize mid to small capitalization precious metal mining companies which the Adviser believes they offer better value creation opportunities and upside than larger capitalization companies. After further discussion, the Board concluded that the Adviser had the potential to continue providing reasonable returns for the Fund.

Fees and Expenses

The Board noted that the Adviser earned a 0.90% fee for managing the Fund and the Fund had a net expense ratio of 1.49% for the Investor Class shares of the Fund and that the Adviser earned 0.90% fee and had a net expense ratio of 1.20% for the Institutional Class shares of the Fund. The Board considered that the advisory fee was above the peer group and Morningstar category averages and medians The Board noted that the Fund’s expense ratio was above both the peer group average and media, in line with the Morningstar category median and below the Morningstar average. The Board agreed that the fee structure for the affiliated Advisers, including the advisory fees charged and expense ratio of the Fund, was not unreasonable.

Profitability

The Board reviewed the profitability analysis provided by the Adviser and noted that the adviser realized a profit in managing the Fund. The Board acknowledged the effort required to maintain and manage the Fund’s complex investment program and determined the adviser’s profitability was not excessive.

Economies of Scale

The Board considered that the advisory fee already contained breakpoints based on the average daily net assets of the Fund as follows: the Adviser receives 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion and 0.65% of the average daily net assets in excess of $1 billion. The Board reviewed the breakpoints in place and agreed that they appeared to account for economies of scale.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the agreement was in the best interests of the shareholders of the Fund.

Investment Adviser and Administrator

Sprott Asset Management USA, Inc.

320 Post Road, Suite 230

Darien, CT 06820

(203) 656-2400

www.sprott.com

Distributor

Sprott Global Resource Investments Ltd.

1910 Palomar Point Way, Suite 200

Carlsbad, CA 92008

Shareholders’ Servicing and Transfer Agent

U.S. Bank Global Fund Services, LLC
doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

Legal Counsel

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

This material must be preceded or accompanied by the Prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for this filing.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.

Included under Item 7  in the Notes to Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Approval of Investment Advisory and Sub-Advisory Agreements for Sprott Funds Trust (Sprott ETFs)

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Energy Transition Materials ETF (each a “Fund” and, collectively, the “Funds”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of each Fund and its shareholders for the Board to approve the renewal of the Amended and Restated Investment Advisory Agreement by and between the Funds and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the renewal of the Amended Sub-Advisory Agreement by and among the Funds, SAM USA, Inc. and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are collectively referred to as the “Advisers.”

In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Funds within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professional of the Advisers’ personnel that provide services to the Funds;
●	Investment performance of the Funds, including the extent to which the Funds tracked their respective benchmark indexes;
●	Fees charged to and expenses of the Funds, including comparative fee and expense information for registered investment companies similar to the Funds;
●	Costs of the services provided, and profits realized by the Advisers; and
●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the continuation of the Agreements was in the best interests of each Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among each Fund, SAM USA and ALPS are reasonable business arrangements from each Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Funds, including compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to each Fund’s investment strategies and restrictions, trading, and compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for the servicing the Funds, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Funds noting that the Sub-Adviser was responsible for monitoring and taking action on any events which would require trading in order to keep each Fund in line with its respective benchmark index and/or model portfolios. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

The Board also noted the fact that the change of Funds’ investment adviser to an affiliated adviser had not material impact on the advisory services provided by the Sub-Adviser to the Funds. The Board concluded that the Sub-Adviser continued providing a high level of quality service to the Fund and its shareholders.

Investment Performance

Sprott Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its benchmark index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Gold Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Uranium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Lithium Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Junior Copper Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Nickel Miners ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of its benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Energy Transition Materials ETF

The Board considered the performance of the Fund with respect to its benchmark index. The Board evaluated the correlation and tracking error between the Fund and its benchmark index. The Board noted that since inception, the Fund’s performance generally conformed to the performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Sprott Copper Miners ETF

The Board noted the Fund had not been in existence long enough to have a meaningful performance track record, including the evaluation of the correlation and tracking error between the Fund and its benchmark index. Nevertheless, the Board noted that since inception, the Fund’s performance generally conformed to the performance of the benchmark index, but that the performance of the Fund did not precisely track its index during all periods. The Board considered the various factors that contributed to the slight tracking error, such as certain fees and expenses borne by the Fund, cash holdings and currency conversions, and concluded that the tracking error for the Fund appeared reasonable. The Board agreed that the Adviser and Sub-Adviser had the potential to continue to manage the Fund to perform in line with its benchmark index.

Fees and Expenses

Sprott Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Morningstar category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the peer group and Morningstar category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Gold Miners ETF and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Junior Gold Miners ETF

The Board noted the advisory fee for the Fund was 0.35% and is below the averages and medians of its peer group and Morningstar category. The Board further noted that the Fund’s net expense ratio of 0.50% was also slightly below the peer group and Morningstar category average and median. The Board noted, with respect to the advisory fee, that the peers presented in the Broadridge report, unlike the Fund paid unitary fees and thus a portion of the advisory fee was used to pay non-adviser service provider expenses. The Board discussed the expertise required to manage a gold miners fund and the sophistication of the index that the Fund would track. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Junior Gold Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Junior Gold Miners ETF and concluded that the advisory fee and net expense ratio of the Fund were not unreasonable.

Sprott Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end of both the peer group and Morningstar category. The Board discussed the expertise required to manage a uranium miners fund and the sophistication of the index that the Fund would track. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund.

With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not Sprott Uranium Miners ETF. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services provided to the Sprott Uranium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Energy Transition Materials ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage an energy transition materials fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Energy Transition Materials ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Junior Copper Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Nickel Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.75% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of the peer group and Morningstar category. The Board discussed the expertise required to manage a nickel fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Nickel Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Lithium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of the peer group and Morningstar category. The Board discussed the expertise required to manage a lithium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub- Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Lithium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Junior Uranium Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.80% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than both of the peer group and Morningstar category. The Board discussed the expertise required to manage a uranium fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Junior Uranium Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Sprott Copper Miners ETF

The Board noted that the advisory fee for the Fund was a unitary fee, and as such, the expense ratio for the Fund is also 0.65% and the Adviser agrees to pay the operating costs of the Fund. The Board noted that the Fund’s advisory fee and expense ratio were higher than both of the peer group and Morningstar category. The Board discussed the expertise required to manage a copper fund, the sophistication of the index that the Fund would track and the Adviser’s role in creating such index. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Advisory fee was paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds.

The Board considered the fee and expense comparison information provided by the Adviser and Sub-Adviser and the services to be provided to the Sprott Copper Miners ETF and concluded that the fees and expenses of the Fund were reasonable.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser did not earn a profit on Sprott Junior Copper Miners ETF, Sprott Lithium Miners ETF, Sprott Nickel Miners ETF and Sprott Energy Transition Materials ETF. The Board noted that the Adviser earned a profit on Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF and Sprott Junior Uranium Miners ETF with respect to its management of the Funds. The Board further noted that the Sprott Copper Miners ETF had commenced operations on March 4, 2024 and the projected pro-forma information was provided in the 15(c) approval at the December 4, 2023 meeting. The Board discussed the Adviser’s contractual fee waiver arrangement with respect to Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (“Gold Funds”), which effectively results in the Gold Funds only being charged for their respective investment advisory fees. The Board after reviewing pro forma profitability information about the Adviser, noting the similar cost structure to its affiliated predecessor adviser, and concluded that the advisory fee paid by each Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Funds. The Board noted that the Sub-Adviser earned a modest profit from the management of the Sprott ETFs in aggregate. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies were shared with the Funds through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which each Fund benefits from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. The Board concluded that the current fee structure for each Fund was reasonable and that no changes were necessary.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Fund and its shareholders.

Board Approval of Investment Advisory Agreement for the Sprott Gold Equity Fund

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series the Sprott Gold Equity Fund (the “Fund”) met in person at a regularly scheduled meeting on June 7, 2024, in Watch Hill, Rhode Island, for purposes of, among other things, considering whether it would be in the best interests of the Fund and its shareholders for the Board to renew the Amended and Restated Investment Advisory Agreement by and between the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”).

In connection with the Board’s review of the Agreement, the Trustees who are not “interested persons” of the Fund or Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Adviser provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professional of the Adviser personnel that provide services to the Fund;

●	Investment performance of the Fund, including comparative performance information for registered investment companies similar to the Fund;

●	Fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and profits realized by the Adviser; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the approval of the Agreement was in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Adviser. The Board applied its business judgment to determine whether the arrangements by and between the Fund and SAM USA are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board reviewed materials provided by the Adviser related to the proposed approval of the Advisory Agreement. The Board noted that the Adviser manages approximately $4.6 billion in assets of December 31, 2023, and provides investment management services on a discretionary basis to its clients, which include individuals and institutions with separately managed accounts. The Board further noted that the Adviser and the predecessor investment adviser of the Fund were each wholly-owned subsidiaries of Sprott, Inc. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board expressed satisfaction with the experience and credentials of the personnel at the Adviser who will be servicing the Fund The Board discussed the services that would be provided to the Fund which included portfolio management, research, compliance, and analysis and administrative. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to whether the Adviser was involved in any lawsuits or pending regulatory actions. The Board reviewed the best-execution practices of the Adviser and discussed the various factors considered by the Adviser when selecting brokers. The Board concluded that based on the responses in this questionnaire and their experience with the Adviser, they could expect the Adviser to provide high quality service to the Funds and its shareholders.

Investment Performance

The Board observed that the Fund outperformed benchmark index for the 1-year and since inception periods. The Board further noted that the Fund underperformed the benchmark index for the 3-year and 5-year periods. The Board consider the Adviser’s explanations noting the Adviser reduced its gold position taking profits from the sale of gold as prices improved. The Board further noted the Fund’s continues to emphasize mid to small capitalization precious metal mining companies which the Adviser believes they offer better value creation opportunities and upside than larger capitalization companies. After further discussion, the Board concluded that the Adviser had the potential to continue providing reasonable returns for the Fund.

Fees and Expenses

The Board noted that the Adviser earned a 0.90% fee for managing the Fund and the Fund had a net expense ratio of 1.49% for the Investor Class shares of the Fund and that the Adviser earned 0.90% fee and had a net expense ratio of 1.20% for the Institutional Class shares of the Fund. The Board considered that the advisory fee was above the peer group and Morningstar category averages and medians The Board noted that the Fund’s expense ratio was above both the peer group average and media, in line with the Morningstar category median and below the Morningstar average. The Board agreed that the fee structure for the affiliated Advisers, including the advisory fees charged and expense ratio of the Fund, was not unreasonable.

Profitability

The Board reviewed the profitability analysis provided by the Adviser and noted that the adviser realized a profit in managing the Fund. The Board acknowledged the effort required to maintain and manage the Fund’s complex investment program and determined the adviser’s profitability was not excessive.

Economies of Scale

The Board considered that the advisory fee already contained breakpoints based on the average daily net assets of the Fund as follows: the Adviser receives 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion and 0.65% of the average daily net assets in excess of $1 billion. The Board reviewed the breakpoints in place and agreed that they appeared to account for economies of scale.

Conclusion

Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the agreement was in the best interests of the shareholders of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1)	Not applicable.

(2)	Not applicable.

(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes – Oxley Act of 2002. Filed herewith.

(4)	Not applicable.

(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President

Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President

Date:	September 9, 2024

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer

Date:	September 9, 2024